Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	CARDINAL HEALTH INC
Entity Central Index Key	0000721371

Consolidated Statements of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Consolidated Statements of Earnings
Revenue	$ 102,644.2	$ 98,502.8	$ 95,991.5
Cost of products sold	98,482.2	94,722.1	92,244
Gross margin	4,162	3,780.7	3,747.5
Operating expenses:
Distribution, selling, general and administrative expenses	2,527.9	2,397.5	2,320
Restructuring and employee severance	15.5	90.7	104.7
Acquisition-related costs	89.8	18.9	16.3
Impairments and loss on sale of assets	8.6	29.1	13.9
Litigation (recoveries)/charges, net	6.2	(62.4)	5.2
Operating earnings	1,514	1,306.9	1,287.4
Other (income)/expense, net	(21.8)	(13.5)	13.2
Interest expense, net	92.8	113.5	114.4
Loss on extinguishment of debt	0	39.9	0
Gain on sale of investment in CareFusion	(75.3)	(44.6)	0
Earnings before income taxes and discontinued operations	1,518.3	1,211.6	1,159.8
Provision for income taxes	552.1	624.6	401.6
Earnings from continuing operations	966.2	587	758.2
Earnings/(loss) from discontinued operations, net of tax	(7.2)	55.2	393.4
Net earnings	$ 959	$ 642.2	$ 1,151.6
Basic earnings/(loss) per Common Share:
Continuing operations	$ 2.77	$ 1.64	$ 2.12
Discontinued operations	$ (0.02)	$ 0.15	$ 1.1
Net basic earnings per Common Share	$ 2.75	$ 1.79	$ 3.22
Diluted earnings/(loss) per Common Share:
Continuing operations	$ 2.74	$ 1.62	$ 2.1
Discontinued operations	$ (0.02)	$ 0.15	$ 1.08
Net diluted earnings per Common Share	$ 2.72	$ 1.77	$ 3.18
Weighted average number of Common Shares outstanding:
Basic	348.6	358.8	357.6
Diluted	352.5	361.4	361.5

Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and equivalents	$ 1,929.3	$ 2,755.3
Trade receivables, net	6,155.7	5,170.6
Inventories	7,334.2	6,355.9
Prepaid expenses and other	896.7	637.1
Total current assets	16,315.9	14,918.9
Property and equipment, at cost:
Land, buildings and improvements	1,105.1	1,121.5
Machinery and equipment	2,055.1	1,868.8
Furniture and fixtures	114	103.4
Total property and equipment, at cost	3,274.2	3,093.7
Accumulated depreciation and amortization	(1,762)	(1,624.9)
Property and equipment, net	1,512.2	1,468.8
Other assets:
Investment in CareFusion	0	691.5
Goodwill and other intangibles, net	4,259	2,253.2
Other	758.8	657.8
Total assets	22,845.9	19,990.2
Current liabilities:
Accounts payable	11,331.5	9,494.9
Current portion of long-term obligations and other short-term borrowings	326.7	233.2
Other accrued liabilities	1,711.3	1,809.5
Total current liabilities	13,369.5	11,537.6
Long-term obligations, less current portion	2,175.3	1,896.1
Deferred income taxes and other liabilities	1,452.5	1,280.4
Shareholders' equity:
Preferred Shares, without par value: Authorized-0.5 million shares, Issued-none	0	0
Common Shares, without par value: Authorized-755.0 million shares, Issued-363.6 million shares at June 30, 2011 and 2010, respectively	2,898.2	2,889.9
Retained earnings	3,331.4	2,647.2
Common Shares in treasury, at cost: 12.5 million shares and 7.2 million shares at June 30, 2011 and 2010, respectively	(457.7)	(331)
Accumulated other comprehensive income	76.7	70
Total shareholders' equity	5,848.6	5,276.1
Total liabilities and shareholders' equity	$ 22,845.9	$ 19,990.2

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Consolidated Balance Sheets
Preferred Shares, par value
Preferred Shares, authorized	500,000	500,000
Preferred Shares, issued	0	0
Common Shares, par value
Common Shares, authorized	755,000,000	755,000,000
Common Shares, issued	363,600,000	363,600,000
Common Shares in treasury	12,500,000	7,200,000

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Common Shares [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
BALANCE at Jun. 30, 2008	$ 3,001.2	$ 5,016.2	$ (480.7)	$ 210.8	$ 7,747.5
BALANCE, shares at Jun. 30, 2008	364.7		(7.6)
Comprehensive income:
Net earnings		1,151.6			1,151.6
Foreign currency translation adjustments				(122.5)	(122.5)
Unrealized gain/(loss) on derivatives, net of tax				(0.8)	(0.8)
Net change in pension liability, net of tax				(5.3)	(5.3)
Total comprehensive income					1,023
Employee stock plans activity, including tax impact	30.4		137.7		168.1
Employee stock plans activity, including tax impact, shares	(1)		3.9
Treasury shares acquired, shares					0
Dividends declared		(213.9)			(213.9)
BALANCE at Jun. 30, 2009	3,031.6	5,953.9	(343)	82.2	8,724.7
BALANCE, shares at Jun. 30, 2009	363.7		(3.7)
Comprehensive income:
Net earnings		642.2			642.2
Foreign currency translation adjustments				(97.2)	(97.2)
Unrealized gain/(loss) on derivatives, net of tax				23.8	23.8
Unrealized gain on investment in CareFusion, net of tax				61.2	61.2
Total comprehensive income					630
Employee stock plans activity, including tax impact	(141.7)		261.9		120.2
Employee stock plans activity, including tax impact, shares	(0.1)		3.9
Treasury shares acquired			(249.9)		(249.9)
Treasury shares acquired, shares			(7.4)		(7.4)
Dividends declared		(259.5)			(259.5)
Non-cash dividend issued in connection with Spin-off		(3,689.4)			(3,689.4)
BALANCE at Jun. 30, 2010	2,889.9	2,647.2	(331)	70	5,276.1
BALANCE, shares at Jun. 30, 2010	363.6		(7.2)
Comprehensive income:
Net earnings		959			959
Foreign currency translation adjustments				72.1	72.1
Unrealized gain/(loss) on derivatives, net of tax				(4.2)	(4.2)
Reclassification of unrealized gain upon realization from sale of remaining investment in CareFusion, net of tax				(61.2)	(61.2)
Total comprehensive income					965.7
Employee stock plans activity, including tax impact	8.3		123.2		131.5
Employee stock plans activity, including tax impact, shares	0		2.2
Treasury shares acquired			(249.9)		(249.9)
Treasury shares acquired, shares			(7.5)
Dividends declared		(280.8)			(280.8)
Other		6			6
BALANCE at Jun. 30, 2011	$ 2,898.2	$ 3,331.4	$ (457.7)	$ 76.7	$ 5,848.6
BALANCE, shares at Jun. 30, 2011	363.6		(12.5)

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Consolidated Statements of Shareholders' Equity
Employee stock plans activity, tax impact	$ 13.7	$ 16.1	$ 2.9

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 959	$ 642.2	$ 1,151.6
(Earnings)/loss from discontinued operations	7.2	(55.2)	(393.4)
Earnings from continuing operations	966.2	587	758.2
Adjustments to reconcile earnings from continuing operations to net cash from operations:
Depreciation and amortization	313.3	254.4	225.8
Loss on extinguishment of debt	0	39.9	0
Gain on sale of investment in CareFusion	(75.3)	(44.6)	0
Impairments and loss on sale of assets	8.6	29.1	13.9
Share-based compensation	79.5	99.5	109.9
Provision for deferred income taxes	128	120.2	149.4
Provision for bad debts	27.2	26.8	51.4
Change in operating assets and liabilities, net of effects from acquisitions:
Decrease/(increase) in trade receivables	(457.2)	20.6	(713.6)
Decrease/(increase) in inventories	(664.7)	477.4	(431.2)
Increase/(decrease) in accounts payable	1,356.5	451	768.1
Other accrued liabilities and operating items, net	(287)	(74.6)	19.3
Net cash provided by operating activities-continuing operations	1,395.1	1,986.7	951.2
Net cash provided by/(used in) operating activities-discontinued operations	(0.5)	147.4	472.7
Net cash provided by operating activities	1,394.6	2,134.1	1,423.9
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from divestitures and sale of property and equipment	3	158.6	136.2
Acquisition of subsidiaries, net of cash acquired	(2,299.5)	(32)	(128.6)
Purchase of held-to-maturity investment securities	(155.6)	0	0
Additions to property and equipment	(291.3)	(260.3)	(421.2)
Proceeds from sale of CareFusion common stock	705.9	270.7	0
Proceeds from maturities of held-to-maturity securities	9.5	0	0
Net cash provided by/(used in) investing activities-continuing operations	(2,028)	137	(413.6)
Net cash used in investing activities-discontinued operations	0	(9.9)	(129.3)
Net cash provided by/(used in) investing activities	(2,028)	127.1	(542.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of contingent consideration	(10.2)	0	0
Net change in short-term borrowings	46.4	0	0
Reduction of long-term obligations	(228.6)	(1,485.5)	(301.4)
Proceeds from long-term obligations, net of issuance costs	494.5	0	0
Proceeds from issuance of Common Shares	63	40	39.2
Tax disbursements from exercises of stock options	(13.7)	(16.1)	(2.9)
Payment of premiums for debt extinguishment	0	(66.4)	0
Dividends on Common Shares	(274.2)	(253.1)	(200.4)
Purchase of treasury shares	(269.8)	(230.2)	0
Net cash used in financing activities-continuing operations	(192.6)	(2,011.3)	(465.5)
Net cash provided by/(used in) financing activities-discontinued operations	0	1,283.8	(2.7)
Net cash used in financing activities	(192.6)	(727.5)	(468.2)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(826)	1,533.7	412.8
CASH AND EQUIVALENTS AT BEGINNING OF YEAR	2,755.3	1,221.6	808.8
CASH AND EQUIVALENTS AT END OF YEAR	1,929.3	2,755.3	1,221.6
SUPPLEMENTAL INFORMATION:
Interest	115.9	158.4	201.8
Income taxes	587.6	513.7	429.3
Non-cash investing and financing transactions for:
Retained investment in CareFusion at date of Spin-Off	0	863.1	0
Non-cash dividend in connection with Spin-Off	$ 0	$ 3,689.4	$ 0

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Health, Inc., an Ohio corporation formed in 1979, is a healthcare services company providing pharmaceutical and medical products and services that help pharmacies, hospitals, surgery centers, physician offices and other healthcare providers focus on patient care while reducing costs, enhancing efficiency and improving quality. References to "we", "our" and similar pronouns in these consolidated financial statements are to Cardinal Health, Inc. and its majority-owned subsidiaries unless the context otherwise requires.

Our fiscal year ends on June 30. References to fiscal 2011, 2010 and 2009 in these consolidated financial statements are to the fiscal years ended June 30, 2011, 2010 and 2009, respectively.

Spin-Off of CareFusion Corporation. Effective August 31, 2009, we separated our clinical and medical products businesses through a distribution to our shareholders of 81 percent of the then outstanding common stock of CareFusion Corporation ("CareFusion") and retained the remaining 41.4 million shares of CareFusion common stock (the "Spin-Off"). During fiscal 2011 and 2010, we disposed of 30.5 million and 10.9 million shares of CareFusion common stock, respectively. While we are a party to a separation agreement and various other agreements relating to the separation, we have determined that we have no significant continuing involvement in the operations of CareFusion. Accordingly, the operating results of CareFusion are presented within discontinued operations for all periods presented through the date of the Spin-Off.

Our Relationship with CareFusion. On July 22, 2009, we entered into a separation agreement with CareFusion to effect the Spin-Off and provide a framework for our relationship with CareFusion after the Spin-Off. In addition, on August 31, 2009, we entered into a transition services agreement, a tax matters agreement and an accounts receivable factoring agreement with CareFusion, among other agreements. These agreements, including the separation agreement, provide for allocation of assets, employees, liabilities, and obligations (including investments, property and employee benefits; and tax-related assets and liabilities) attributable to periods prior to, at and after the Spin-Off and govern certain relationships between CareFusion and us after the Spin-Off.

Under the transition services agreement, during fiscal 2011 and 2010, we recognized  $64.7 million and  $99.2 million, respectively, in transition service fee income, which approximately offsets the costs associated with providing the transition services. Substantially all of the transition service arrangements expired in fiscal 2011 and early fiscal 2012.

Under the accounts receivable factoring agreement, during fiscal 2011 and 2010, we purchased  $460.4 million and  $605.6 million, respectively, of CareFusion trade receivables. The accounts receivable factoring arrangement expired on April 1, 2011.

Under the tax matters agreement, CareFusion is obligated to indemnify us for certain tax exposures and transaction taxes prior to the Spin-Off. The indemnification receivable is included in our balance sheet and was  $263.9 million and  $244.6 million at June 30, 2011 and 2010, respectively.

Basis of Presentation. Our consolidated financial statements include the accounts of all majority-owned subsidiaries, and all significant intercompany transactions and amounts have been eliminated. The results of businesses acquired or disposed of are included in the consolidated financial statements from the effective date of the acquisition or up to the date of disposal, respectively.

 Reclassifications. Certain prior year balances have been reclassified to conform to the current year presentation. In addition, as announced on August 4, 2011, we have changed our definition of segment profit to exclude the amortization of acquisition-related intangible assets and have revised the prior period segment profit disclosure accordingly. These costs also have been reclassified from distribution, selling, general and administrative expenses to acquisition-related costs on the consolidated statements of earnings. All comparative prior period information has been reclassified and there was no impact to operating earnings or net earnings. See Notes 2 and 16 for further information regarding acquisition-related costs and segment profit, respectively.

Use of Estimates. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in accordance with GAAP requires us to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates, judgments and assumptions are used in the accounting and disclosure related to, among other items, allowance for doubtful accounts, inventory valuation, business combinations, goodwill and intangible asset impairment, vendor reserves, share-based compensation, and income taxes. Actual amounts could ultimately differ from these estimated amounts.

Cash Equivalents. We consider all liquid investments purchased with a maturity of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value.

Receivables. Trade receivables are primarily comprised of amounts owed to us through our distribution businesses and are presented net of an allowance for doubtful accounts of  $134.5 million and  $123.5 million at June 30, 2011 and 2010, respectively. An account is considered past due on the first day after its due date. In accordance with contract terms, we generally have the ability to charge customers service fees or higher prices if an account is considered past due. We continuously monitor past due accounts and establish appropriate reserves to cover potential losses, which are based primarily on historical collection rates and the credit worthiness of the customer. We write-off any amounts deemed uncollectible against the established allowance for doubtful accounts.

We provide financing to various customers. Such financing arrangements range from 90 days to 10 years, at interest rates that are generally subject to fluctuation. Interest income on these arrangements is recognized as it is earned. The financings may be collateralized, guaranteed by third parties or unsecured. Finance notes and accrued interest receivables were  $90.4 million (current portion  $18.9 million) and  $109.9 million (current portion  $20.9 million) at June 30, 2011 and 2010, respectively, and are included in other assets (current portion is included in prepaid expenses and other). Finance notes receivable are reported net of an allowance for doubtful accounts of  $14.9 million and  $16.2 million at June 30, 2011 and 2010, respectively. We estimate an allowance for these financing receivables based on historical collection rates and the credit worthiness of the customer.

Concentrations of Credit Risk and Major Customers. We maintain cash depository accounts with major banks throughout the world and invest in high quality short-term liquid instruments. Such investments are made only in instruments issued or enhanced by high quality institutions. These investments mature within three months and we have not incurred any related losses.

Our trade receivables, lease receivables, finance notes, and accrued interest receivables are exposed to a concentration of credit risk with customers in the retail and healthcare sectors. Credit risk can be affected by changes in reimbursement and other economic pressures impacting the hospital and acute care sectors of the healthcare industry. Such credit risk is limited due to supporting collateral and the diversity of the customer base, including its wide geographic dispersion. We perform ongoing credit evaluations of our customers' financial conditions and maintain reserves for credit losses. Such losses historically have been within our expectations.

The following table summarizes all of our customers that individually account for at least 10 percent of revenue and their corresponding percent of gross trade receivables. The customers in the table below are serviced through our Pharmaceutical segment.

	Percent of Revenue			Percent of Gross Trade Receivables at June 30,
	2011	2010	2009	2011	2010
Walgreen Co.	23%	24%	24%	31%	32%
CVS Caremark Corporation	22%	22%	21%	20%	21%

We have entered into agreements with group purchasing organizations ("GPOs") which act as purchasing agents that negotiate vendor contracts on behalf of their members.

The following table summarizes the revenue that was derived from GPO members through the contractual arrangements established with Novation, LLC and Premier Purchasing Partners, L.P., our two largest GPO relationships in terms of revenue:

	Percent of Revenue
	2011	2010	2009
GPO members	14%	15%	15%

Our trade receivable balances are with individual members of the GPO, and therefore no significant concentration of credit risk exists with these types of arrangements.

Inventories. A substantial portion of our inventories (70 percent at June 30, 2011 and 73 percent June 30, 2010) is valued at the lower of cost, using the LIFO method, or market. These inventories are included within the core pharmaceutical distribution facilities of our Pharmaceutical segment ("distribution facilities") and are primarily merchandise inventories. We believe that the average cost method of inventory valuation provides a reasonable approximation of the current cost of replacing inventory within the distribution facilities. As such, the LIFO reserve is the difference between (a) inventory at the lower of LIFO cost or market and (b) inventory at replacement cost determined using the average cost method of inventory valuation. In fiscal 2011 and 2010, we did not record any LIFO reserve reductions.

If we had used the average cost method of inventory valuation for all inventory within the distribution facilities, inventories would not have changed in fiscal 2011 or fiscal 2010. Inventories valued at LIFO were  $7.6 million and  $37.7 million higher than the average cost value as of June 30, 2011 and 2010, respectively. We do not record inventories in excess of replacement cost.

Our remaining inventory is primarily stated at the lower of cost, using the FIFO method, or market.

Inventories presented on the consolidated balance sheet are net of reserves for excess and obsolete inventory which were  $40.0 million and  $34.4 million at June 30, 2011 and 2010, respectively. We reserve for inventory obsolescence using estimates based on historical experience, sales trends, specific categories of inventory, and age of on-hand inventory.

Cash Discounts. Manufacturer cash discounts are recorded as a component of inventory cost and recognized as a reduction of cost of products sold when the related inventory is sold.

Property and Equipment. Property and equipment are carried at cost less accumulated depreciation. Property and equipment held for sale are recorded at the lower of cost or fair value less cost to sell. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets which are depreciated over the terms of their respective leases. We use the following range of useful lives for our property and equipment categories: buildings and improvements—1 to 50 years; machinery and equipment—2 to 20 years; furniture and fixtures—3 to 10 years.

The following table shows depreciation expense for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Depreciation expense	$243.7	$233.4	$206.9

When certain events or changes in operating conditions occur, an impairment assessment may be performed on the recoverability of the carrying amounts. Repairs and maintenance expenditures are expensed as incurred. Interest on long-term projects is capitalized using a rate that approximates the weighted average interest rate on long-term obligations, which was 4.21% at June 30, 2011. The amount of capitalized interest was immaterial for all fiscal years presented.

Business Combinations. The purchase price of an acquired business is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of the date of acquisition, including identifiable intangible assets. When an acquisition involves contingent consideration, we recognize a liability equal to the fair value of the contingent consideration obligation at the date of acquisition. The excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired is recorded as goodwill. We base the fair values of identifiable intangible assets on detailed valuations that require management to make significant judgments, estimates and assumptions. Critical estimates and assumptions include: expected future cash flows for trade names, customer relationships and other identifiable intangible assets; discount rates that reflect the risk factors associated with future cash flows; and estimates of useful lives. See Note 2 for additional information regarding our acquisitions, including the contingent consideration related to the P4 Healthcare acquisition.

Goodwill and Other Intangibles. Purchased goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment annually or when indicators of impairment exist. Intangible assets with finite lives—primarily customer relationships, patents and trademarks—are amortized over their useful lives.

Goodwill impairment testing involves a comparison of estimated fair value of reporting units to the respective carrying amount. If estimated fair value exceeds the carrying amount, then no impairment exists. If the carrying amount exceeds the estimated fair value, then a second step is performed to determine the amount of impairment, which would be recorded as an expense to our results of operations. Application of goodwill impairment testing involves judgment, including but not limited to the identification of reporting units and estimating the fair value of each reporting unit. A reporting unit is defined as an operating segment or one level below an operating segment. In fiscal 2011, we identified four reporting units: Pharmaceutical segment, excluding our nuclear and pharmacy services division and Yong Yu division; Medical segment; nuclear and pharmacy services division; and Yong Yu division. Fair values can be determined using market, income or cost-based approaches. Our determination of estimated fair value of the reporting units is based on a combination of income-based and market-based approaches. Under the market-based approach we determine fair value by comparing our reporting units to similar businesses or guideline companies whose securities are actively traded in public markets. Under the income-based approach, we use a discounted cash flow model in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate rate of return. To further confirm the fair value, we compare the aggregate fair value of our reporting units to our market capitalization. The use of alternate estimates and assumptions or changes in the industry or peer groups could materially affect the determination of fair value for each reporting unit and potentially result in goodwill impairment.

We performed annual impairment testing in fiscal 2011, 2010 and 2009 and concluded that there were no impairments of goodwill as the fair value of each reporting unit exceeded its carrying value. See Note 6 for additional information regarding goodwill and other intangible assets.

Income Taxes. We account for income taxes using the asset and liability method. The asset and liability method requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between the tax bases and financial reporting bases of our assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates in the respective jurisdictions in which we operate. Deferred taxes are not provided on the unremitted earnings of subsidiaries outside of the United States when it is expected that these earnings are permanently reinvested.

Tax benefits from uncertain tax positions are recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. The amount recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. See Note 9 for additional information regarding income taxes.

Accounting for Vendor Reserves. In the ordinary course of business, our vendors may dispute deductions taken against payments otherwise due to them or assert other billing disputes. These disputed transactions are researched and resolved based upon our policy and findings of the research performed. At any given time, there are outstanding items in various stages of research and resolution. In determining appropriate reserves for areas of exposure with our vendors, we assess historical experience and current outstanding claims. We have established various levels of reserves based on the type of claim and status of review. Though the transaction types are relatively consistent, we periodically refine our estimate methodology by updating the reserve estimate percentages to reflect actual historical experience. The ultimate outcome of certain claims may be different than our original estimate and may require an adjustment. All adjustments to vendor reserves are included in cost of products sold. In addition, the reserve balance will fluctuate due to variations of outstanding claims from period to period, timing of settlements and specific vendor issues, such as bankruptcies. The following table summarizes vendor reserves at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Vendor reserves	$41.0	$27.8

Third-party returns are excluded from the vendor reserves above. See separate section in Note 1 for a description of third-party returns.

Accounting for Vendor Incentives. Fees for services and other incentives received from vendors relating to the purchase or distribution of inventory are generally reported as a reduction of cost of products sold in the consolidated statements of earnings. We consider these fees and other incentives to represent product discounts, and as a result the amounts are recorded as a reduction of product cost and are recognized through cost of products sold upon sale of the related inventory.

Other Accrued Liabilities. Other accrued liabilities represent various current obligations, including certain accrued operating expenses and taxes payable.

Share-Based Compensation. All share-based compensation to employees, including grants of stock options, is recognized in the consolidated statements of earnings based on the grant date fair value of the awards. The fair value of stock options is determined using a lattice valuation model. We believe the lattice model provides for better estimates because it has the ability to take into account employee exercise patterns based on changes in our stock price and other variables and it provides for a range of input assumptions.

The compensation expense recognized for all share-based awards is net of estimated forfeitures and is recognized ratably over the service period of the awards. We classify share-based compensation expense within distribution, selling, general and administrative ("SG&A") expenses to correspond with the same line item as the majority of the cash compensation paid to employees. However, certain share-based compensation incurred in connection with the Spin-Off is classified within restructuring and employee severance. See Note 17 for additional information regarding share-based compensation.

Dividends. The following table summarizes the cash dividends per Common Share that we paid for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
	2011	2010	2009
Cash dividends per Common Share	$0.78	$0.70	$0.56

Revenue Recognition. We recognize revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances.

Pharmaceutical . This segment recognizes distribution revenue when title transfers to its customers and the business has no further obligation to provide services related to such merchandise.

Revenue for deliveries that are directly shipped to customer warehouses from the manufacturer whereby we act as an intermediary in the ordering and delivery of products is recorded gross in accordance with accounting standards addressing reporting revenue on a gross basis as a principal versus on a net basis as an agent. This revenue is recorded on a gross basis since we incur credit risk from the customer, bear the risk of loss for incomplete shipments and do not receive a separate fee or commission for the transaction and, as such, are the primary obligor. Revenue from these sales is recognized when title transfers to the customer and we have no further obligation to provide services related to such merchandise.

Radiopharmaceutical revenue is recognized upon delivery of the product to the customer. Service-related revenue, including fees received for analytical services or sales and marketing services, is recognized upon the completion of such services.

Pharmacy management, third-party logistics and other service revenue is recognized as the services are rendered according to the contracts established. A fee is charged under such contracts through a capitation fee, a dispensing fee, a monthly management fee, or an actual costs-incurred arrangement. Under certain contracts, fees for services are guaranteed by us not to exceed stipulated amounts or have other risk-sharing provisions. Revenue is adjusted to reflect the estimated effects of such contractual guarantees and risk-sharing provisions.

Medicine Shoppe International, Inc. and Medicap Pharmacies Incorporated earn franchise fees. Franchise fees represent monthly fees that are either fixed or based upon franchisees' sales and are recognized as revenue when they are earned.

Medical. This segment recognizes distribution revenue when title transfers to its customers and the business has no further obligation to provide services related to such merchandise. Revenue from the sale of medical products and supplies is recognized when title and risk of loss transfers to its customers, which is typically upon delivery.

Sales Returns and Allowances. Revenue is recorded net of sales returns and allowances. We recognize sales returns as a reduction of revenue and cost of products sold for the sales price and cost, respectively, when products are returned. Our customer return policies generally require that the product be physically returned, subject to restocking fees, in a condition suitable to be added back to inventory and resold at full value, or returned to vendors for credit ("merchantable product"). Product returns are generally consistent throughout the year and typically are not specific to any particular product or customer. Amounts recorded in revenue and cost of products sold under this accounting policy closely approximate what would have been recorded had we accrued for sales returns and allowances at the time of the sale transaction.

The following table summarizes sales returns and allowances for the fiscal years ended June 30, 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Sales returns and allowances	$1,651.4	$1,516.2	$1,391.4

Third-party Returns. Since we generally do not accept non-merchantable product returns from our customers, many of our customers return non-merchantable pharmaceutical products to our vendors through third parties. Generally, our customers do not have a direct relationship with our vendors; as such, our vendors pass the value of the returns to us (usually in the form of an accounts payable deduction). We in turn pass the value received, less an administrative fee, to our customer. In certain instances, we pass the estimated value of the return to our customer prior to processing the deduction with our vendors. Although, in general, we believe we have satisfactory contractual protections, we could be subject to claims from customers or vendors if our administration of this overall process was deficient in some respect or our contractual terms with vendors are in conflict with our contractual terms with our customers. We have maintained reserves for some of these situations based on their nature and our historical experience with their resolution.

Distribution Service Agreement and Other Vendor Fees. Our Pharmaceutical segment recognizes fees received from its distribution service agreements and other fees received from vendors related to the purchase or distribution of the vendors' inventory when those fees have been earned and we are entitled to payment. We recognize the fees as a reduction in the carrying value of the inventory that generated the fees, and as such the fees are recognized as a reduction of cost of products sold in our statements of earnings when that inventory is sold.

Shipping and Handling. Shipping and handling costs are included in SG&A expenses in our consolidated statements of earnings. Shipping and handling costs include all delivery expenses as well as all costs to prepare the product for shipment to the end customer.

The following table summarizes shipping and handling costs for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Shipping and handling costs	$325.7	$293.5	$289.7

Revenue received for shipping and handling was immaterial for all periods presented.

Translation of Foreign Currencies. Financial statements of our subsidiaries outside the United States are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign subsidiaries into U.S. dollars are accumulated in shareholders' equity through accumulated other comprehensive income utilizing period-end exchange rates. Revenues and expenses of these foreign subsidiaries are translated using average exchange rates during the year.

The following table summarizes the foreign currency translation gains/(losses) included in accumulated other comprehensive income at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Foreign currency translation gains/(losses)	$71.1	$(1.0)

Foreign currency transaction gains and losses for the period are included in the consolidated statements of earnings in other (income)/expense, net, and were immaterial for fiscal 2011, 2010 and 2009, respectively.

Interest Rate, Currency and Commodity Risk Management. All derivative instruments are recognized at fair value on the balance sheet, and all changes in fair value are recognized in net earnings or shareholders' equity through accumulated other comprehensive income, net of tax.

For contracts that qualify for hedge accounting treatment, our policy requires that the hedge contracts must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Hedge effectiveness is assessed periodically. Any contract not designated as a hedge, or so designated but ineffective, is adjusted to fair value and recognized in net earnings immediately. If a fair value or cash flow hedge ceases to qualify for hedge accounting the contract would continue to be carried on the balance sheet at fair value until settled, and future adjustments to the contract's fair value would be recognized in earnings immediately. If a forecasted transaction was no longer probable to occur, amounts previously deferred in accumulated other comprehensive income would be recognized immediately in earnings. See Note 12 for additional information regarding our derivative instruments, including the accounting treatment for instruments designated as fair value, cash flow and economic hedges.

Earnings per Common Share. Basic earnings per Common Share ("EPS") is computed by dividing net earnings (the numerator) by the weighted average number of Common Shares outstanding during each period

(the denominator). Diluted EPS is similar to the computation for Basic EPS, except that the denominator is increased by the dilutive effect of vested and unvested stock options, restricted shares and restricted share units as computed using the treasury stock method.

Recent Financial Accounting Standards. In June 2009, the Financial Accounting Standards Board ("FASB") issued new accounting guidance on the accounting for transfers of financial assets. This guidance improves the relevance, representational faithfulness and comparability of information provided about a transfer of financial assets, the effects of a transfer of financial assets on an entity's financial statements, and a transferor's continuing involvement, if any, in financial assets transferred. This guidance was effective for fiscal years beginning after November 15, 2009. As a result of this new guidance, we determined that our committed receivables sales facility no longer qualified as an off-balance sheet arrangement beginning in fiscal 2011. At June 30, 2011 and 2010, we had no amounts outstanding under this facility.

In July 2010, the FASB issued new accounting guidance which requires additional disclosures regarding the allowance for credit loss for financing receivables. This guidance requires an entity to provide additional disclosures related to the credit risk related to financing receivables and how that risk is analyzed in determining the related allowance for credit losses. We adopted this guidance on January 1, 2011. The adoption of this guidance did not have a material impact on our financial position or results of operations.

Acquisitions	12 Months Ended
Jun. 30, 2011
Acquisitions
Acquisitions

2. ACQUISITIONS

 Fiscal 2011

During fiscal 2011, we completed several acquisitions, the most significant of which are described in more detail below. The results of the acquisitions described below are included within our Pharmaceutical segment. We also completed other acquisitions during this period that were not significant, individually or in the aggregate. The valuation of identifiable intangible assets utilizes significant unobservable inputs and thus represents a Level 3 fair value measurement. The fair value measurements of assets acquired and liabilities assumed as of the acquisition dates were completed during fiscal 2011. The consolidated financial statements include the results of operations from these business combinations from the date of acquisition. For fiscal 2011, these three acquisitions increased revenues by  $2.9 billion and operating earnings by  $61.3 million, compared to fiscal 2010.

Kinray. On December 21, 2010, we completed the acquisition of privately held Kinray, Inc. ("Kinray") for  $1.3 billion in an all-cash transaction. Kinray is a wholesale pharmaceutical distribution company which serves retail independent pharmacies primarily in the New York metropolitan area.

Yong Yu. On November 29, 2010, we completed the acquisition of what is now our Yong Yu subsidiary for  $457.7 million, including the assumption of  $57.4 million in debt. Yong Yu is a health care distribution business headquartered in Shanghai, China.

P4 Healthcare. On July 15, 2010, we completed the acquisition of privately held Healthcare Solutions Holding, LLC ("P4 Healthcare") for  $506.1 million in cash and certain contingent consideration. P4 Healthcare serves key participants across the chain of specialty care, including physicians, pharmaceutical companies and payors by providing essential tools, services and data to help improve the quality of patient outcomes and increase efficiency in the delivery of health care services.

In accordance with the agreement, the former owners of P4 Healthcare have the right to receive certain contingent payments based on targeted earnings before interest, taxes, depreciation, and amortization ("EBITDA"). The contingent consideration was to be earned over four measurement periods, which spanned three years, and each measurement period had specific targets and payout amounts. The contingent consideration payout was limited to  $150.0 million. Subsequent to June 30, 2011, we amended the agreement with the former owners to extend the fourth measurement period (beginning January 1, 2013) from six months to eighteen months and reduce the maximum contingent consideration payout to  $100.0 million.

We determined the estimated fair value of the contingent consideration obligation based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 fair value measurement. At each reporting date, we revalue the contingent consideration obligation to estimated fair value and record changes in fair value as income or expense in our consolidated statement of earnings as acquisition-related costs. Changes in the fair value of the contingent consideration obligation may result from changes in the terms of the contingent payments, changes in discount periods and rates, changes in the timing and amount of EBITDA estimates, and changes in probability assumptions with respect to the timing and likelihood of achieving the EBITDA targets. Actual progress toward achieving the EBITDA targets for the remaining measurement periods may be different than our expectations of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. The fair value of the contingent consideration obligation was  $75.4 million as of June 30, 2011, compared to the initial valuation of  $92.0 million. The  $16.6 million decrease in the contingent consideration liability reflects a cash payment of  $10.2 million for the first measurement period and changes in our estimate of performance in future measurement periods.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date for the three acquisitions described above:

                   (in millions)

	Kinray	Yong Yu	P4 Healthcare
Identifiable intangible assets
Trade names (1)	$16.8	$4.3	$16.0
Customer relationships (2)	116.0	51.7	163.0
Non-compete agreements (3)	0.0	0.0	9.7
Other (4)	0.0	0.0	37.0

Total identifiable intangible assets acquired	132.8	56.0	225.7
Cash and equivalents	0.0	3.9	0.0
Trade receivables, net	297.3	243.8	9.2
Inventories	180.8	133.1	0.1
Property and equipment, net	3.5	3.7	2.3
Other assets	18.8	52.0	2.8
Accounts payable	(268.5)	(218.8)	(1.2)
Other accrued liabilities	(12.4)	(55.8)	(8.3)
Short-term borrowings	0.0	(56.1)	0.0
Long-term obligations	0.0	(1.3)	0.0
Contingent consideration obligation	0.0	0.0	(92.0)

Total identifiable net assets acquired	352.3	160.5	138.6
Goodwill	983.7	239.8	367.5

Total net assets acquired	$1,336.0	$400.3	$506.1

(1)	The weighted average lives of the trade names relating to the Kinray and Yong Yu acquisitions range from two to three years. P4 Healthcare trade names have indefinite lives.
(2)	The weighted average lives of customer relationships range from 4 to 15 years.
(3)	The weighted average life of non-compete agreements is five years.
(4)	The weighted average lives of other identified intangible assets range from 2 to 10 years.

Fiscal 2010

During fiscal 2010, we completed an acquisition that individually was not significant. The aggregate purchase price of this acquisition, which was paid in cash, was  $32.0 million, including the assumption of  $1.9 million of liabilities. The consolidated financial statements include the results of operations from this business combination from the date of the acquisition.

Fiscal 2009

During fiscal 2009, we completed an acquisition that individually was not significant. The aggregate purchase price of this acquisition, which was paid in cash, was  $128.6 million. Assumed liabilities of this acquired business were  $102.1 million. The consolidated financial statements include the results of operations from this business combination from the date of acquisition.

Acquisition-Related Costs

We classify costs incurred in connection with acquisitions as acquisition-related costs. These costs consist primarily of transaction costs, integration costs, changes in the fair value of contingent payments and amortization of acquisition-related intangible assets. Transaction costs are incurred during the initial evaluation of a potential targeted acquisition and primarily relate to costs to analyze, negotiate and consummate the transaction as well as financial and legal due diligence activities. Integration costs relate to activities needed to combine the operations of an acquired enterprise into our operations. As described above, we record changes in the fair value of contingent payments relating to acquisitions as income or expense in our acquisition-related costs. We amortize intangible assets related to acquisitions over their useful lives. Amortization of acquisition-related intangible assets was  $66.9 million,  $10.5 million and  $13.5 million for fiscal 2011, 2010 and 2009, respectively. See Note 6 for additional information regarding amortization of intangible assets.

Restructuring and Employee Severance	12 Months Ended
Jun. 30, 2011
Restructuring and Employee Severance
Restructuring and Employee Severance

3. RESTRUCTURING AND EMPLOYEE SEVERANCE

We consider restructuring activities as programs whereby we fundamentally change our operations such as closing facilities, moving manufacturing of a product to another location or outsourcing the production of a product. Restructuring activities may also involve substantial realignment of the management structure of a business unit in response to changing market conditions. A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which it is incurred except for a liability for a one-time termination benefit, which is recognized over its future service period.

The following table summarizes activity related to our restructuring and employee severance costs during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee-related costs (1)	$6.9	$32.9	$33.8
Facility exit and other costs (2)	8.6	57.8	70.9

Total restructuring and employee severance	$15.5	$90.7	$104.7

(1)	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Restructuring and employee severance for fiscal 2011, 2010 and 2009 included costs related to the following significant projects:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Spin-Off (1)	$6.7	$64.5	$73.8
Segment Realignment (2)	0.0	2.0	15.7

(1)

We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is  $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.

(2)	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.

In addition to the significant restructuring programs discussed above, from time to time, we incur costs to implement smaller restructuring efforts for specific operations within our segments. These restructuring plans focus on various aspects of operations, including closing and consolidating certain manufacturing and distribution operations, rationalizing headcount and aligning operations in the most strategic and cost-efficient structure.

Restructuring and Employee Severance Accrual Rollforward

The following table summarizes activity related to liabilities associated with our restructuring and employee severance projects during fiscal 2011, 2010 and 2009:

(in millions)	Employee Related Costs	Facility Exit and Other Costs	Total
Balance at June 30, 2008	$22.5	$0.4	$22.9
Additions	33.8	70.9	104.7
Payments and other adjustments	(43.1)	(59.0)	(102.1)

Balance at June 30, 2009	13.2	12.3	25.5
Additions	32.9	57.8	90.7
Payments and other adjustments	(36.9)	(62.7)	(99.6)

Balance at June 30, 2010	9.2	7.4	16.6
Additions	6.9	8.6	15.5
Payments and other adjustments	(10.1)	(11.4)	(21.5)

Balance at June 30, 2011	$6.0	$4.6	$10.6

Impairments and Loss on Sale of Assets	12 Months Ended
Jun. 30, 2011
Impairments and Loss on Sale of Assets
Impairments and Loss on Sale of Assets

4. IMPAIRMENTS AND LOSS ON SALE OF ASSETS

During fiscal 2010, we recognized an  $18.1 million impairment charge related to the write-down of SpecialtyScripts, LLC ("SpecialtyScripts"), a business within the Pharmaceutical segment, to net expected fair value less costs to sell. See Note 5 for further information regarding the sale of SpecialtyScripts. We did not recognize any material impairment charges during fiscal 2011.

Discontinued Operations and Assets Held for Sale	12 Months Ended
Jun. 30, 2011
Discontinued Operations and Assets Held for Sale
Discontinued Operations and Assets Held for Sale

5. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

CareFusion

We are a party to a transition services agreement and a tax matters agreement with CareFusion, among other agreements. We have determined that the continuing cash flows generated by these agreements do not constitute significant continuing involvement in the operations of CareFusion. Accordingly, the operating results of CareFusion are presented within discontinued operations for all periods presented through the date of the Spin-Off.

The results of CareFusion included in discontinued operations for fiscal 2011, 2010 and 2009 are summarized as follows:

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010 (2)	2009
Revenue	$0.0	$592.1	$3,520.9
Earnings before income taxes	0.3	43.7	507.2
Income tax expense	(8.0)	(28.7)	(122.6)
Earnings/(loss) from discontinued operations	(7.7)	15.0	384.6

(1)	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
(2)	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.

Interest expense was allocated to historical periods considering the debt issued by CareFusion in connection with the Spin-Off and our overall debt balance. In addition, a portion of the corporate costs previously allocated to CareFusion have been reclassified to the remaining two segments.

The following table summarizes the interest expense allocated to discontinued operations for CareFusion during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Interest expense allocated to CareFusion	$0.0	$12.8	$75.2

There were no assets and liabilities from businesses held for sale for CareFusion at June 30, 2011 or 2010. Cash flows from discontinued operations are presented separately on the consolidated statements of cash flows.

Other

During the fourth quarter of fiscal 2007, we sold our businesses within the former Pharmaceutical Technologies and Services segment, other than certain generic-focused businesses (the "PTS Business"). See Note 7 of the "Notes to Consolidated Financial Statements" from the Annual Report on Form 10-K for the fiscal year ended June 30, 2009 for information regarding the sale of the PTS Business. We incurred minor amounts of activity related to the PTS Business during fiscal 2009 as a result of changes in certain estimates made at the time of the sale, activity under a transition services agreement and other adjustments.

During the fourth quarter of fiscal 2009, we committed to plans to sell the United Kingdom-based Martindale injectable manufacturing business ("Martindale") within our Pharmaceutical segment, and Martindale met the criteria for classification as discontinued operations in the consolidated financial statements. During the fourth quarter of fiscal 2010, we completed the sale of Martindale resulting in a pre-tax gain of  $36.3 million. Accordingly, the net assets of Martindale are presented separately as discontinued operations, and the operating results of Martindale are presented within discontinued operations for all periods presented through the date of sale.

During the fourth quarter of fiscal 2009, we also committed to plans to sell SpecialtyScripts within our Pharmaceutical segment, and SpecialtyScripts met the criteria for classification as held for sale in our consolidated financial statements. During the third quarter of fiscal 2010, we completed the sale of SpecialtyScripts. The results of SpecialtyScripts are reported within earnings from continuing operations on our consolidated statements of earnings through the date of sale because it did not satisfy the criteria for classification as discontinued operations.

The results included in discontinued operations of the PTS business for fiscal 2010 and 2009, and Martindale for fiscal 2011, 2010 and 2009, are summarized as follows:

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010	2009
Revenue	$0.0	$99.1	$100.5
Earnings before income taxes	0.5	47.0	17.4
Income tax expense	0.0	(6.8)	(8.6)
Earnings from discontinued operations	0.5	40.2	8.8

(1)	Reflects subsequent changes in certain estimates made at the time of sale.

There were no assets and liabilities from businesses held for sale for PTS Business, Martindale or SpecialtyScripts at June 30, 2011 and 2010.

Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in the carrying amount of goodwill, in total and by segment, during fiscal 2011 and 2010:

(in millions)	Pharmaceutical	Medical	Total
Balance at June 30, 2009	$1,232.8	$963.7	$2,196.5
Goodwill acquired, net of purchase price adjustments	33.3	0.0	33.3
Foreign currency translation adjustments and other	(17.7)	(6.7)	(24.4)

Balance at June 30, 2010	1,248.4	957.0	2,205.4
Goodwill acquired, net of purchase price adjustments	1,598.5	33.0	1,631.5
Foreign currency translation adjustments and other	5.8	2.9	8.7

Balance at June 30, 2011	$2,852.7	$992.9	$3,845.6

The increase in the Pharmaceutical segment in fiscal 2011 is primarily due to the acquisitions of Kinray, Yong Yu and P4 Healthcare. Goodwill recognized in connection with these acquisitions primarily represents the expected benefit from synergies of integrating these businesses as well as the existing workforce of the acquired entities. See Note 2 for further discussion of these acquisitions.

Other Intangible Assets

Intangible assets with definite lives are amortized over their useful lives, which range from two to twenty years. The detail of other intangible assets by class as of June 30, 2011 and 2010 is as follows:

	June 30, 2011			June 30, 2010
(in millions)	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Indefinite life intangibles:
Trademarks and patents	$26.5	$0.0	$26.5	$10.2	$0.0	$10.2

Total indefinite life intangibles	26.5	0.0	26.5	10.2	0.0	10.2
Definite life intangibles:
Trademarks and patents	43.4	25.2	18.2	20.3	14.1	6.2
Non-compete agreements	14.0	5.4	8.6	3.8	2.8	1.0
Customer relationships	392.7	89.2	303.5	48.4	41.1	7.3
Other	86.5	29.9	56.6	47.2	24.1	23.1

Total definite life intangibles	536.6	149.7	386.9	119.7	82.1	37.6

Total intangibles	$563.1	$149.7	$413.4	$129.9	$82.1	$47.8

The increase in identifiable intangible assets during fiscal 2011 is primarily due to the acquisitions of Kinray, Yong Yu and P4 Healthcare. See Note 2 for further discussion of these acquisitions.

The following table summarizes amortization of intangible assets during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Amortization of intangible assets	$67.7	$11.2	$15.0

Amortization of intangible assets for each of the next five fiscal years is estimated to be:

(in millions)	2012	2013	2014	2015	2016
Amortization of intangible assets	$74.3	$64.8	$56.6	$41.3	$34.0

Held-to-Maturity Investments	12 Months Ended
Jun. 30, 2011
Held-to-Maturity Investments
Held-to-Maturity Investments

7. HELD-TO-MATURITY INVESTMENTS

As of June 30, 2011, our held-to-maturity investments included fixed income debt securities with an amortized cost of  $142.0 million. The short-term portion of  $93.2 million is included within prepaid expenses and other in our consolidated balance sheet. The long-term portion of  $48.8 million is included within other long-term assets in our consolidated balance sheet. These investments vary in maturity date, ranging from three to sixteen months, and pay interest semi-annually. The held-to-maturity investments are stated at amortized cost, which approximates fair value. There were no held-to-maturity investments as of June 30, 2010.

Long-Term Obligations and Other Short-Term Borrowings	12 Months Ended
Jun. 30, 2011
Long-Term Obligations and Other Short-Term Borrowings
Long-Term Obligations and Other Short-Term Borrowings

8. LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following as of June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
4.00% Notes due 2015	$536.6	$534.7
4.625% Notes due 2020	500.1	0.0
5.50% Notes due 2013	306.9	305.1
5.65% Notes due 2012	211.7	216.1
5.80% Notes due 2016	306.9	308.9
5.85% Notes due 2017	158.0	158.0
6.00% Notes due 2017	209.6	213.1
6.75% Notes due 2011	0.0	218.7
7.80% Debentures due 2016	37.1	44.1
7.00% Debentures due 2026	124.5	124.5
Other obligations	110.6	6.1

Total	2,502.0	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2

Long-term obligations, less current portion	$2,175.3	$1,896.1

Maturities of long-term obligations and other short-term borrowings for the next five fiscal years and thereafter are as follows:

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of long-term obligations and other short-term borrowings	$326.7	$310.7	$1.3	$532.8	$0.0	$1,330.5	$2,502.0

Long-Term Debt

The 4.00%, 5.50%, 5.65%, 5.80%, 5.85%, 6.00% and 6.75% Notes represent unsecured obligations. The 7.80% and 7.00% Debentures represent unsecured obligations of Allegiance Corporation (a wholly-owned subsidiary), which Cardinal Health, Inc. has guaranteed. None of these obligations are subject to a sinking fund and the Allegiance obligations are not redeemable prior to maturity. Interest is paid pursuant to the terms of the obligations. These notes are effectively subordinated to the liabilities of our subsidiaries, including trade payables of  $11.3 billion.

In December 2010, we sold  $500.0 million aggregate principal amount of fixed rate notes due 2020 with interest at 4.625% per year ("the 4.625% Notes") in a registered offering. The 4.625% Notes mature on December 15, 2020. The notes are unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured and unsubordinated indebtedness. We used the proceeds for general corporate purposes and to repay  $219.7 million of our 6.75% Notes on February 15, 2011.

The 5.65% Notes due 2012, 5.50% Notes due 2013, 6.00% Notes due 2017, and 4.625% Notes require us to offer to purchase the notes at 101% of the principal amount plus accrued and unpaid interest, if we have a defined change of control and specified ratings below investment grade by S&P, Moody's, and Fitch.

On September 24, 2009, we completed a debt tender announced on August 27, 2009 for an aggregate purchase price, including an early tender premium but excluding accrued interest, fees and expenses, of  $1.1 billion of the following series of debt securities: (i) 7.80% Debentures due October 15, 2016 of Allegiance Corporation; (ii) our 6.75% Notes due February 15, 2011; (iii) our 6.00% Notes due June 15, 2017; (iv) 7.00% Debentures due October 15, 2026 of Allegiance Corporation; (v) our 5.85% Notes due December 15, 2017; (vi) our 5.80% Notes due October 15, 2016; (vii) our 5.65% Notes due June 15, 2012; (viii) our 5.50% Notes due June 15, 2013; and (ix) our 4.00% Notes due June 15, 2015. In connection with the debt tender, we incurred a pre-tax loss for the early extinguishment of debt of approximately  $39.9 million, which included an early tender premium of  $66.4 million, the write-off of  $5.3 million of unamortized debt issuance costs and an offsetting  $31.8 million fair value adjustment to the respective debt related to previously terminated interest rate swaps. The debt tender was completed using a portion of the  $1.4 billion of cash distributed to us from CareFusion in connection with the Spin-Off.

Other Financing Arrangements

In addition to cash and equivalents, at June 30, 2011 and 2010, our sources of liquidity included a  $1.5 billion commercial paper program backed by a  $1.5 billion revolving credit facility. On May 12, 2011, we replaced our prior revolving credit facility with a new  $1.5 billion facility that expires in May 2016. The revolving credit facility exists largely to support issuances of commercial paper as well as other short-term borrowings for general corporate purposes.

We also maintain a  $950.0 million committed receivables sales facility program. On November 9, 2010, we amended our committed receivables sales facility to extend its term to November 2012. The committed receivables sales facility exists largely to provide liquidity by selling interests in our receivables.

We had no outstanding borrowings from the commercial paper program and no outstanding balance under the committed receivables sales facility program at June 30, 2011 and 2010. We also had no outstanding balance under the revolving credit facility at June 30, 2011 and 2010, except for  $44.3 million and  $48.2 million, respectively, of standby letters of credit. Our revolving credit facility and committed receivables sales facility require us to maintain a consolidated interest coverage ratio, as of any fiscal quarter end, of at least 4-to-1 and a consolidated leverage ratio of no more than 3.25-to-1. As of June 30, 2011, we were in compliance with these financial covenants.

We also maintain other short-term credit facilities and an unsecured line of credit that allowed for borrowings up to  $173.9 million and  $4.8 million at June 30, 2011 and 2010, respectively. The  $110.6 million and  $6.1 million balance of other obligations at June 30, 2011 and 2010, respectively, consisted primarily of additional notes, loans and capital leases.

Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes
Income Taxes

9. INCOME TAXES

Earnings before income taxes and discontinued operations are as follows for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
U.S. Operations	$1,299.5	$979.6	$959.2
Non-U.S. Operations	218.8	232.0	200.6

	$1,518.3	$1,211.6	$1,159.8

The provision for income taxes from continuing operations consists of the following for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Current:
Federal	$387.5	$429.4	$192.2
State and local	19.7	63.3	45.6
Non-U.S.	16.9	11.7	14.4

Total	424.1	504.4	252.2
Deferred:
Federal	92.5	103.0	125.0
State and local	28.6	18.2	23.0
Non-U.S.	6.9	(1.0)	1.4

Total	128.0	120.2	149.4

Total provision	$552.1	$624.6	$401.6

A reconciliation of the provision based on the federal statutory income tax rate to our effective income tax rate from continuing operations is as follows for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
	2011	2010	2009
Provision at Federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	2.2	4.7	1.8
Foreign tax rate differential	(2.5)	(3.3)	(3.8)
Nondeductible/nontaxable items	0.6	0.2	1.6
Deferred state tax rate adjustment	0.4	(0.5)	1.5
Change in measurement of an uncertain tax position	2.4	1.3	0.0
Valuation allowances	(0.6)	(2.3)	(3.1)
Unremitted foreign earnings	(0.1)	13.9	0.0
Other	(1.0)	2.6	1.6

Effective income tax rate	36.4%	51.6%	34.6%

As of June 30, 2011, we had  $2.1 billion of total undistributed earnings from non-U.S. subsidiaries, of which  $1.4 billion are intended to be permanently reinvested in non-U.S. operations. We recorded a charge of  $168.3 million during fiscal 2010 to reflect the anticipated repatriation of certain foreign earnings. With respect to the earnings that are considered permanently reinvested, no U.S. tax provision has been accrued related to the repatriation of these earnings. It is not practicable to estimate the amount of U.S. tax that might be payable on the eventual remittance of such earnings.

Deferred income taxes arise from temporary differences between financial reporting and tax reporting bases of assets and liabilities and operating loss and tax credit carryforwards for tax purposes. The components of the deferred income tax assets and liabilities as of June 30, 2011 and 2010 are as follows:

	June 30,
(in millions)	2011	2010
Deferred income tax assets:
Receivable basis difference	$46.0	$43.5
Accrued liabilities	104.9	132.1
Share-based compensation	96.6	112.6
Loss and tax credit carryforwards	198.9	206.1
Deferred tax assets related to uncertain tax positions	157.0	152.7
Other	97.0	113.2

Total deferred income tax assets	700.4	760.2
Valuation allowance for deferred income tax assets	(157.7)	(182.6)

Net deferred income tax assets	542.7	577.6

Deferred income tax liabilities:
Inventory basis differences	(980.1)	(878.7)
Property-related	(159.3)	(156.8)
Goodwill and other intangibles	(69.4)	(66.1)
Unremitted foreign earnings	(140.0)	(142.0)
Other	(3.1)	(3.7)

Total deferred income tax liabilities	(1,351.9)	(1,247.3)

Net deferred income tax liabilities	$(809.2)	$(669.7)

Deferred tax assets and liabilities in the preceding table, after netting by taxing jurisdiction, are in the following captions in the consolidated balance sheet at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Current deferred tax asset (1)	$29.2	$42.5
Noncurrent deferred tax asset (2)	9.5	3.5
Current deferred tax liability (3)	(762.9)	(616.8)
Noncurrent deferred tax liability (4)	(85.0)	(98.9)

Net deferred tax liability	$(809.2)	$(669.7)

(1)	Included in "Prepaid Expenses and Other" in our consolidated balance sheets.
(2)	Included in "Other Assets" in our consolidated balance sheets.
(3)	Included in "Other Accrued Liabilities" in our consolidated balance sheets.
(4)	Included in "Deferred Income Taxes and Other Liabilities" in our consolidated balance sheets.

At June 30, 2011, we had gross federal, state and international loss and credit carryforwards of  $225.4 million,  $568.9 million and  $131.8 million, respectively, the tax effect of which is an aggregate deferred tax asset of  $189.9 million. Substantially all of these carryforwards are available for at least three years or have an indefinite carryforward period. Approximately  $142.9 million of the valuation allowance at June 30, 2011 applies to certain federal, state and international loss carryforwards that, in our opinion, are more likely than not to expire unutilized. However, to the extent that tax benefits related to these carryforwards are realized in the future, the reduction in the valuation allowance would reduce income tax expense.

We had  $746.8 million,  $730.6 million and  $848.8 million of unrecognized tax benefits at June 30, 2011, 2010 and 2009, respectively. The June 30, 2011, 2010 and 2009 balances include  $332.4 million,  $311.3 million and  $610.9 million, respectively, of unrecognized tax benefits that, if recognized, would have an impact on the effective tax rate. The remaining unrecognized tax benefits relate to tax positions for which ultimate deductibility is highly certain but for which there is uncertainty as to the timing of such deductibility. Recognition of these tax benefits would not affect our effective tax rate. We include the full amount of unrecognized tax benefits in deferred income taxes and other liabilities in the consolidated balance sheets. A reconciliation of the beginning and ending amounts of unrecognized tax benefits for fiscal 2011, 2010 and 2009 is as follows:

	June 30,
(in millions)	2011	2010	2009
Balance at beginning of fiscal year	$730.6	$848.8	$762.9
Additions for tax positions of the current year	15.9	43.1	64.5
Additions for tax positions of prior years	58.3	90.0	118.7
Reductions for tax positions of prior years	(20.1)	(240.0)	(54.3)
Settlements with tax authorities	(35.8)	(10.7)	(37.8)
Expiration of the statute of limitations	(2.1)	(0.6)	(5.2)

Balance at end of fiscal year	$746.8	$730.6	$848.8

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. As of June 30, 2011, 2010 and 2009, we had  $267.2 million,  $233.0 million and  $246.8 million, respectively, accrued for the payment of interest and penalties. These balances are gross amounts before any tax benefits and are included in deferred income taxes and other liabilities in the consolidated balance sheet. For the year ended June 30, 2011, we recognized  $36.0 million of interest and penalties in income tax expense.

We file income tax returns in the U.S. federal jurisdiction, various U.S. state jurisdictions and various foreign jurisdictions. With few exceptions, we are subject to audit by taxing authorities for fiscal 2001 through the current fiscal year.

The Internal Revenue Service ("IRS") is currently conducting audits of fiscal years 2001 through 2010. We have received proposed adjustments from the IRS for fiscal years 2003 through 2007 related to our transfer pricing arrangements between foreign and domestic subsidiaries and the transfer of intellectual property among subsidiaries of an acquired entity prior to its acquisition by us. The IRS proposed additional taxes of  $849.0 million, excluding penalties and interest. If this tax ultimately must be paid, CareFusion is liable under the tax matters agreement for  $591.5 million of the total amount. We disagree with these proposed adjustments and are vigorously contesting them. We believe we are adequately reserved for the uncertain tax positions related to these matters.

It is reasonably possible that there could be a change in the amount of unrecognized tax benefits within the next 12 months due to activities of the IRS or other taxing authorities, including proposed assessments of additional tax, possible settlement of audit issues, or the expiration of applicable statutes of limitations. We estimate that the range of the possible change in unrecognized tax benefits within the next 12 months is a decrease of approximately zero to  $215.0 million, exclusive of penalties and interest.

Commitments, Contingent Liabilities and Litigation	12 Months Ended
Jun. 30, 2011
Commitments, Contingent Liabilities and Litigation
Commitments, Contingent Liabilities and Litigation

10. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION

Commitments

The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year at June 30, 2011 are:

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Minimum rental payments	$72.2	$58.4	$38.3	$27.4	$19.2	$39.3	$254.8

Rental expense relating to operating leases was  $78.8 million,  $80.3 million and  $84.7 million in fiscal 2011, 2010 and 2009, respectively. Sublease rental income was not material for any period presented herein.

Legal Proceedings

We become involved from time-to-time in litigation and regulatory matters incidental to our business, including governmental investigations, enforcement actions, personal injury claims, employment matters, commercial disputes, intellectual property matters, disputes regarding environmental clean-up costs, litigation in connection with acquisitions and divestitures, and other matters arising out of the normal conduct of our business. We intend to vigorously defend ourselves in such litigation. We do not believe that the outcome of any pending litigation will have a material adverse effect on the consolidated financial statements.

Occasionally, we may suspect that products we manufacture, market or distribute do not meet product specifications, published standards or regulatory requirements. In such circumstances, we investigate and take appropriate corrective action. Such actions can lead to product recalls, costs to repair or replace affected products, temporary interruptions in product sales, and action by regulators.

We accrue for contingencies related to litigation and regulatory matters. We accrue an estimated loss contingency in our consolidated financial statements if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Because litigation is inherently unpredictable and unfavorable resolutions can occur, assessing contingencies is highly subjective and requires judgments about future events. We regularly review contingencies to determine whether our accruals are adequate. The amount of ultimate loss may differ from these estimates.

We recognize income from the favorable outcome of litigation when we receive the associated cash or assets.

We recognize estimated loss contingencies for litigation and regulatory matters and income from favorable resolution of litigation in litigation (recoveries)/charges, net in our consolidated statements of earnings.

Insurance Proceeds

In fiscal 2010, we recognized  $27.2 million of income related to insurance proceeds released from escrow following the resolution of previously disclosed and settled securities and derivative litigation against certain of our directors and officers. This amount is comprised of  $25.7 million received from directors' and officers' insurance policies recognized in litigation (recoveries)/charges, net and  $1.5 million of accrued interest income recognized in interest expense, net.

Antitrust Litigation Proceeds

In fiscal 2010, we recognized  $40.8 million of income resulting from settlement of a class action antitrust claim in which we were a class member. This amount is recognized in litigation (recoveries)/charges, net.

Income Taxes

See Note 9 for discussion of contingencies related to our income taxes.

Guarantees	12 Months Ended
Jun. 30, 2011
Guarantees
Guarantees

11. GUARANTEES

In the ordinary course of business, we agree to indemnify certain other parties under acquisition and disposition agreements, customer agreements, intellectual property licensing agreements, and other agreements. Such indemnification obligations vary in scope and, when defined, in duration. In many cases, a maximum obligation is not explicitly stated, and therefore the overall maximum amount of the liability under such indemnification obligations cannot be reasonably estimated. Where appropriate, such indemnification obligations are recorded as a liability. Historically, we have not, individually or in the aggregate, made payments under these indemnification obligations in any material amounts. In certain circumstances, we believe that existing insurance arrangements, subject to the general deduction and exclusion provisions, would cover portions of the liability that may arise from these indemnification obligations. In addition, we believe that the likelihood of a material liability being triggered under these indemnification obligations is not significant.

We enter into agreements that obligate us to make fixed payments upon the occurrence of certain events. Such obligations primarily relate to obligations arising under acquisition transactions, where we have agreed to make payments based upon the achievement of certain financial performance measures by the acquired business. Generally, the obligation is capped at an explicit amount. See Note 2 for detail regarding the P4 Healthcare contingent consideration arrangement.

Financial Instruments	12 Months Ended
Jun. 30, 2011
Financial Instruments
Financial Instruments

12. FINANCIAL INSTRUMENTS

We utilize derivative financial instruments to manage exposure to certain risks related to our ongoing operations. The primary risks managed through the use of derivative instruments include interest rate risk, currency exchange risk and commodity price risk. We do not use derivative instruments for trading or speculative purposes. While the majority of our derivative instruments are designated as hedging instruments, we also enter into derivative instruments that are designed to hedge a risk, but are not designated as hedging instruments. These derivative instruments are adjusted to current fair value through earnings at the end of each period.

Interest Rate Risk Management. We are exposed to the impact of interest rate changes. Our objective is to manage the impact of interest rate changes on cash flows and the market value of our borrowings. We utilize a mix of debt maturities along with both fixed-rate and variable-rate debt to manage changes in interest rates. In addition, we enter into interest rate swaps to further manage our exposure to interest rate variations related to our borrowings and to lower our overall borrowing costs.

Currency Exchange Risk Management. We conduct business in several major international currencies and are subject to risks associated with changing foreign exchange rates. Our objective is to reduce earnings and cash flow volatility associated with foreign exchange rate changes to allow management to focus its attention on business operations. Accordingly, we enter into various contracts that change in value as foreign exchange rates change to protect the value of existing foreign currency assets and liabilities, commitments and anticipated foreign currency revenue and expenses.

Commodity Price Risk Management. We are exposed to changes in the price of certain commodities. Our objective is to reduce earnings and cash flow volatility associated with forecasted purchases of these commodities to allow management to focus its attention on business operations. Accordingly, we enter into derivative contracts to manage the price risk associated with these forecasted purchases.

We are exposed to counterparty credit risk on all of our derivative instruments. Accordingly, we have established and maintain strict counterparty credit guidelines and enter into derivative instruments only with major financial institutions that are investment grade or better. We do not have significant exposure to any one counterparty; management believes the risk of loss is remote and, in any event, would not be material. Additionally, we do not require collateral under these agreements.

The following table summarizes the fair value of our assets and liabilities related to derivative financial instruments, and the respective line items in which they were recorded in the consolidated balance sheets as of June 30, 2011 and 2010:

(in millions)	Balance Sheets Line Item	June 30, 2011	June 30, 2010
Assets:
Derivatives designated as hedging instruments:
Pay-floating interest rate swaps	Prepaid expenses and other	$32.4	$23.4
Foreign currency contracts	Prepaid expenses and other	0.8	3.9
Commodity contracts	Prepaid expenses and other	2.5	0.0

Total assets		$35.7	$27.3

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Deferred income taxes and other liabilities	$2.9	$1.1
Derivatives not designated as hedging instruments:
Commodity contracts	Other accrued liabilities	0.7	0.0

Total liabilities		$3.6	$1.1

Fair Value Hedges

We enter into pay-floating interest rate swaps to hedge the changes in the fair value of fixed-rate debt resulting from fluctuations in interest rates. These contracts are designated and qualify as fair value hedges. Accordingly, the gain or loss recorded on the pay-floating interest rate swaps is directly offset by the change in fair value of the underlying debt. Both the derivative instrument and the underlying debt are adjusted to market value at the end of each period with any resulting gain or loss recorded in interest expense, net in the consolidated statements of earnings.

During fiscal 2011 and 2010, we entered into pay-floating interest rate swaps with total notional values of  $250.0 million and  $1.0 billion, respectively. The fair value of these pay-floating interest rate swaps is included in the consolidated balance sheet as of June 30, 2011 and 2010.

The following table summarizes the interest rate swaps designated as fair value hedges outstanding as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Pay-floating interest rate swaps	$1,256.0	June 2012 – December 2020	$1,006.0	June 2012 – June 2015

The following table summarizes the gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-floating interest rate swaps	Interest expense, net	$36.2	$47.3	$21.6
Fixed-rate debt	Interest expense, net	(36.2)	(47.3)	(21.6)

There was no ineffectiveness associated with these derivative instruments.

Cash Flow Hedges

We enter into derivative instruments to hedge our exposure to changes in cash flows attributable to currency, interest rate and commodity price fluctuations associated with certain forecasted transactions. These derivative instruments are designated and qualify as cash flow hedges. Accordingly, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in earnings immediately.

We enter into foreign currency contracts to protect the value of anticipated foreign currency revenues and expenses. At June 30, 2011 and 2010, we held contracts to hedge probable, but not firmly committed, revenue and expenses. The principal currencies hedged are the Canadian dollar, European euro, Mexican peso and Thai baht.

We enter into commodity contracts to manage the price risk associated with forecasted purchases of certain commodities used in our Medical segment.

The following table summarizes the outstanding cash flow hedges as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$163.0	July 2011 – June 2012	$145.7	July 2010 – June 2011
Commodity contracts	22.4	July 2011 – March 2014	24.2	July 2010 – June 2013

The following table summarizes the accumulated gain/(loss) included in OCI for derivative instruments designated as cash flow hedges as of June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Foreign currency contracts	$(1.8)	$2.6
Commodity contracts	2.5	0.0

The following table summarizes the gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-fixed interest rate swaps	Interest expense, net	$0.0	$(2.1)	$(7.6)
Foreign currency contracts	Revenue	0.3	0.0	0.0
Foreign currency contracts	Cost of products sold	(2.7)	(10.5)	10.9
Foreign currency contracts	SG&A expenses	3.1	1.4	(4.0)
Commodity contracts	SG&A expenses	1.6	0.2	(0.6)

The amount of ineffectiveness associated with these derivative instruments was not material.

Economic (Non-designated) Hedges

Foreign Currency. We enter into foreign currency contracts to manage our foreign exchange exposure related to intercompany financing transactions and other balance sheet items subject to revaluation that do not meet the requirements for hedge accounting treatment. Accordingly, these derivative instruments are adjusted to current market value at the end of each period through earnings. The gain or loss recorded on these instruments is substantially offset by the remeasurement adjustment on the foreign currency denominated asset or liability. The settlement of the derivative instrument and the remeasurement adjustment on the foreign currency denominated asset or liability are both recorded in other (income)/expense, net at the end of each period. During fiscal 2010, we received cash receipts from a cross currency swap settlement totaling  $42.5 million. These proceeds are classified as cash provided by operating activities in the consolidated statement of cash flows.

Commodity Contracts. During fiscal 2011, we entered into swap contracts of certain commodities to mitigate price volatility for materials we purchase or use in our manufacturing and distribution businesses. These instruments do not qualify for hedge accounting and as such fair value changes as well as periodic settlements of these contracts are recorded within other (income)/expense, net in our consolidated statements of earnings.

The following table summarizes the economic (non-designated) derivative instruments outstanding as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$391.8	July 2011	$472.6	July 2010
Commodity contracts	10.0	July 2011 – June 2012	0.0	—

The following table summarizes the gain/(loss) recognized in earnings for economic (non-designated) derivative instruments for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Foreign currency contracts	Other income/expense, net	$36.2	$23.7	$(8.6)
Commodity contracts	Other income/expense, net	(1.1)	0.0	0.0

Fair Value of Financial Instruments

The carrying amounts of cash and equivalents, trade receivables, accounts payable, other short-term borrowings, and other accrued liabilities at June 30, 2011 and 2010 approximate their fair value due to their short-term maturities.

Cash balances are invested in accordance with our investment policy. These investments are exposed to market risk from interest rate fluctuations and credit risk from the underlying issuers, although this is mitigated through diversification.

The following table summarizes the estimated fair value of our long-term obligations and other short-term borrowings compared to the respective carrying amounts at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Long-term obligations and other short-term borrowings	$2,619.4	$2,310.4
Carrying amount	2,502.0	2,129.3

The fair value of our long-term obligations and other short-term borrowings is estimated based on either the quoted market prices for the same or similar issues or other inputs derived from available market information.

The following is a summary of the fair value gain/(loss) of our derivative instruments, based upon the estimated amount that we would receive (or pay) to terminate the contracts as of June 30, 2011 and 2010. The fair values are based on quoted market prices for the same or similar instruments.

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Fair Value Gain/(Loss)	Notional Amount	Fair Value Gain/(Loss)
Interest rate swaps	$1,256.0	$32.4	$1,006.0	$23.4
Foreign currency contracts	554.8	(2.1)	618.3	2.8
Commodity contracts	32.4	1.8	24.2	0.0

See Note 13 for further information regarding fair value measurements.

Fair Value Measurements	12 Months Ended
Jun. 30, 2011
Fair Value Measurements
Fair Value Measurements

13. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received upon selling an asset or the price paid to transfer a liability on the measurement date. It focuses on the exit price in the principal or most advantageous market for the asset or liability in an orderly transaction between willing market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair values are as follows:

Level 1 – Observable prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Recurring Fair Value Measurements

The following table presents the fair values for those assets and (liabilities) measured on a recurring basis as of June 30, 2011:

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$1,065.6	$0.0	$0.0	$1,065.6
Forward Contracts (2)	0.0	32.1	0.0	32.1
Other Investments (3)	79.7	0.0	0.0	79.7
Contingent Consideration (4)	0.0	0.0	(75.4)	(75.4)

Total	$1,145.3	$32.1	$(75.4)	$1,102.0

The following table presents the fair values for those assets measured on a recurring basis as of June 30, 2010:

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$2,019.0	$0.0	$0.0	$2,019.0
Investment in CareFusion (5)	691.5	0.0	0.0	691.5
Forward Contracts (2)	0.0	26.2	0.0	26.2
Other Investments (3)	71.3	0.0	0.0	71.3

Total	$2,781.8	$26.2	$0.0	$2,808.0

(1)	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.

(2)	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
(3)	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
(4)	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.
(5)	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.

Shareholders' Equity	12 Months Ended
Jun. 30, 2011
Shareholders' Equity
Shareholders' Equity

14. SHAREHOLDERS' EQUITY

At June 30, 2011 and 2010, authorized capital shares consisted of the following: 750.0 million Class A common shares, without par value; 5.0 million Class B common shares, without par value; and 0.5 million non-voting preferred shares, without par value. The Class A common shares and Class B common shares are collectively referred to below as "Common Shares". Holders of Common Shares are entitled to share equally in any dividends declared by the Board of Directors and to participate equally in all distributions of assets upon liquidation. Generally, the holders of Class A common shares are entitled to one vote per share, and the holders of Class B common shares are entitled to one-fifth of one vote per share on proposals presented to shareholders for vote. Under certain circumstances, the holders of Class B common shares are entitled to vote as a separate class. Only Class A common shares were outstanding as of June 30, 2011 and 2010.

We repurchased  $500.0 million of our Common Shares, in aggregate, through share repurchase programs during fiscal 2011, 2010 and 2009, as described below. We funded the repurchases through available cash. The Common Shares repurchased are held in treasury to be used for general corporate purposes.

Fiscal 2011

On November 3, 2010, our board of directors approved a new  $750.0 million share repurchase program which expires November 30, 2013. During the twelve months ended June 30, 2011, we did not repurchase any of our Common Shares under this program.

During the three months ended September 30, 2010, we repurchased 7.5 million Common Shares having an aggregate cost of approximately  $250.0 million, which completed the authorized amount of share repurchases available under our share repurchase program in place at September 30, 2010.

The average price paid per common share for all Common Shares repurchased during fiscal 2011 was  $33.22.

Fiscal 2010

During fiscal 2010, we repurchased 7.4 million Common Shares having an aggregate cost of approximately  $250.0 million, of which  $19.8 million cash settled in fiscal 2011. The average price paid per common share for all Common Shares repurchased during fiscal 2010 was  $33.85.

Fiscal 2009

We did not repurchase any Common Shares during fiscal 2009.

Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share

15. EARNINGS PER SHARE

Basic EPS is computed by dividing net earnings (the numerator) by the weighted average number of Common Shares outstanding during each period (the denominator). Diluted EPS is similar to the computation for Basic EPS, except that the denominator is increased by the dilutive effect of vested and unvested stock options, restricted shares and restricted share units computed using the treasury stock method. The total number of Common Shares issued, less the Common Shares held in treasury, is used to determine the Common Shares outstanding.

The following table reconciles the number of Common Shares used to compute Basic EPS and Diluted EPS for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Weighted-average Common Shares–basic	348.6	358.8	357.6
Effect of dilutive securities:
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9

Weighted-average Common Shares–diluted	352.5	361.4	361.5

The following table presents the number of potentially dilutive securities that were anti-dilutive for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Anti-dilutive securities	11.4	19.0	28.8

Segment Information	12 Months Ended
Jun. 30, 2011
Segment Information
Segment Information

16. SEGMENT INFORMATION

Our operations are principally managed on a products and services basis and are comprised of two reportable segments: Pharmaceutical and Medical. The factors for determining the reportable segments include the manner in which management evaluates our performance combined with the nature of the individual business activities. The results of the acquisitions of Kinray, Yong Yu and P4 Healthcare are included within our Pharmaceutical segment from the date of acquisition. See Note 2 for a description of these acquisitions.

The Pharmaceutical segment distributes branded and generic pharmaceutical, over-the-counter healthcare and consumer products. It also operates nuclear pharmacies and cyclotron facilities that prepare and deliver radiopharmaceuticals for use in nuclear imaging and other procedures in hospitals and clinics. In addition, this segment provides third-party logistics support services to hospitals, clinics, and other providers; franchises retail pharmacies under the Medicine Shoppe® and Medicap® brands; and provides pharmacy services to hospitals and other healthcare facilities. This segment also distributes specialty pharmaceutical products and provides services to pharmaceutical manufacturers, third-party payors and healthcare service providers supporting the marketing, distribution and payment for specialty pharmaceutical products. This segment also provides pharmaceutical repackaging services; helps pharmaceutical manufacturers with services, including distribution, inventory management, data/reporting, new product launch support, and contract and chargeback administration; and maintains prime vendor relationships that streamline the purchasing process resulting in greater efficiency and lower costs for our customers. Through our Yong Yu business, this segment imports and distributes pharmaceuticals and healthcare products in China.

The Medical segment distributes a broad range of medical, surgical and laboratory products to hospitals, surgery centers, laboratories, physician offices and other healthcare providers. This segment also develops, manufactures and sources medical and surgical products. These products include sterile and non-sterile procedure kits; single-use surgical drapes, gowns and apparel; exam and surgical gloves; and fluid suction and collection systems. Our medical and surgical products are sold directly or through third-party distributors in the United States, Canada, Europe, South America, and the Asia/Pacific region.

The following table includes revenue for each reportable segment and reconciling items necessary to agree to amounts reported in the consolidated financial statements:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment revenue:
Pharmaceutical (1)	$93,743.5	$89,789.9	$87,862.9
Medical (2)	8,921.5	8,750.1	8,159.3

Total segment revenue	102,665.0	98,540.0	96,022.2
Corporate (3)	(20.8)	(37.2)	(30.7)

Total consolidated revenue	$102,644.2	$98,502.8	$95,991.5

(1)	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
(2)	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.
(3)	Corporate revenue consists of the elimination of inter-segment revenue.

We evaluate segment performance based upon segment profit, among other measures. Segment profit is segment revenue, less segment cost of products sold, less segment distribution, selling, general and administrative expense ("SG&A"). Segment SG&A expenses include equity share-based compensation expense as well as allocated corporate expenses for shared functions, including corporate management, corporate finance, financial shared services, human resources, information technology, legal and an integrated hospital sales organization. Corporate expenses are allocated to the segments based upon headcount, level of benefit provided and ratable allocation. Information about interest income and expense and income taxes is not provided at the segment level. In addition, restructuring and employee severance, acquisition-related costs (including amortization of acquisition-related intangible assets), impairments and loss on sale of assets, litigation (recoveries)/charges, net, certain investment and other spending are not allocated to the segments. Investment spending generally includes the first year spend for certain projects that require incremental strategic investments in the form of additional operating expenses. We encourage our segments to identify investment projects that will promote innovation and provide future returns. As approval decisions for such projects are dependent upon executive management, the expenses for such projects are often retained at Corporate. Investment spending within Corporate was  $13.8 million and  $26.5 million for fiscal 2011 and 2010, respectively. See Notes 2, 3, 4 and 10, respectively, for further discussion of our acquisition-related costs, restructuring and employee severance, impairments and loss on sale of assets and litigation (recoveries)/charges, net. In addition, Spin-Off costs included in SG&A of  $9.6 million and  $10.8 million for fiscal 2011 and 2010, respectively, are not allocated to our segments. The accounting policies of the segments are the same as those described in Note 1.

The following table includes segment profit by reportable segment and reconciling items necessary to agree to amounts reported in the consolidated financial statements:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment profit:
Pharmaceutical	$1,328.9	$1,011.4	$1,048.4
Medical	372.7	428.6	385.7

Total segment profit	1,701.6	1,440.0	1,434.1
Corporate	(187.6)	(133.1)	(146.7)

Total consolidated operating earnings	$1,514.0	$1,306.9	$1,287.4

The following tables include depreciation and amortization expense and capital expenditures for fiscal 2011, 2010 and 2009 for each segment:

	Depreciation and Amortization Expense
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$42.2	$41.3	$37.9
Medical	61.9	62.9	69.6
Corporate	209.2	150.2	118.3

Total depreciation and amortization expense	$313.3	$254.4	$225.8

	Capital Expenditures
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$55.0	$32.5	$105.3
Medical	122.6	81.2	59.1
Corporate	113.7	146.6	256.8

Total capital expenditures	$291.3	$260.3	$421.2

The following table includes total assets at June 30, 2011, 2010 and 2009 for each segment as well as reconciling items necessary to total the amounts reported in the consolidated financial statements:

	June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$16,125.9	$12,102.9	$12,638.9
Medical	3,894.8	3,867.5	3,759.8
Corporate	2,825.2	4,019.8	8,720.1

Total consolidated assets	$22,845.9	$19,990.2	$25,118.8

The following table presents revenue and net property and equipment by geographic area:

	Revenue			Property and Equipment, Net
	For the Fiscal Year Ended June 30,			June 30,
(in millions)	2011	2010	2009	2011	2010	2009
United States	$101,080.2	$97,662.7	$95,248.2	$1,397.6	$1,355.0	$1,346.7
International	1,564.0	840.1	743.3	114.6	113.8	117.8

Total	$102,644.2	$98,502.8	$95,991.5	$1,512.2	$1,468.8	$1,464.5

Share-Based Compensation and Savings Plans	12 Months Ended
Jun. 30, 2011
Share-Based Compensation and Savings Plans
Share-Based Compensation and Savings Plans

17. SHARE-BASED COMPENSATION AND SAVINGS PLANS

Share-Based Compensation Plans

We maintain stock incentive plans (collectively, the "Plans") for the benefit of certain of our officers, directors and employees. Employee stock options granted under the Plans from fiscal 2008 through fiscal 2011 generally vest in equal annual installments over three years and are exercisable for periods up to seven years from the date of grant at a price equal to the market price of the Common Shares underlying the option at the date of grant. Employee stock options granted under the Plans during fiscal 2007 generally vest in equal annual installments over four years and are exercisable for periods up to seven years from the date of grant at a price equal to the market price of the Common Shares underlying the option at the date of grant. Employee restricted shares and restricted share units granted under the Plans since fiscal 2007 generally vest in equal installments over three years and entitle holders to dividends or cash dividend equivalents. Restricted shares and restricted share units accrue dividends or cash dividend equivalents that are payable upon vesting of the awards.

The compensation expense recognized for all share-based compensation awards is net of estimated forfeitures and is recognized using the straight-line method over the applicable service period. We classify share-based compensation within SG&A expenses to correspond with the same line item as the majority of the cash compensation paid to employees. However, as described in Note 3, certain share-based compensation incurred in connection with the Spin-Off is classified within restructuring and employee severance.

The following table provides total share-based compensation expense from continuing operations by type of award for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010 (1)(2)	2009 (3)(4)
Restricted share and share unit expense	$52.2	$56.8	$62.8
Employee stock option expense	25.9	41.0	36.6
Employee stock purchase plan expense	0.0	1.1	12.6
Stock appreciation right (income)/expense	1.4	0.6	(2.1)

Total share-based compensation expense from continuing operations	$79.5	$99.5	$109.9

(1)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
(2)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
(3)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
(4)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.

The following table summarizes the total tax benefit from continuing operations related to share-based compensation for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Tax benefit from continuing operations related to share-based compensation	$28.9	$36.1	$37.3

Stock Options

The following summarizes all stock option transactions under the Plans from June 30, 2009 through June 30, 2011:

(in millions, except per share amounts)	Stock Options Outstanding (1)	Weighted Average Exercise Price per Common Share (2)	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at June 30, 2009	29.4	$59.25	3.9	$1.8
Granted	7.2	28.09
Exercised	(1.4)	27.04
Canceled and forfeited	(11.1)	62.46

Balance at June 30, 2010	24.1	$37.88	3.9	$56.9

Granted	4.1	31.07
Exercised	(2.6)	30.16
Canceled and forfeited	(2.5)	43.34

Balance at June 30, 2011	23.1	$37.02	3.6	$217.0

Exercisable at June 30, 2011	15.2	$40.73	2.6	$93.8

(1)	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
(2)	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.

The following table provides data related to all stock option activity for fiscal 2011, 2010 and 2009:

(in millions, except per share data and years)	2011	2010	2009
Weighted-average grant date fair value per stock option (1)	$6.40	$6.44	$13.67
Aggregate intrinsic value of exercised options	25.8	7.3	14.0
Cash received upon exercise	63.0	40.0	39.2
Cash tax disbursements realized related to exercise	(13.7)	(16.1)	(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	28.7	32.0	54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7	1.9	1.4

(1)	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.

The fair values of the stock options granted to our employees and directors during fiscal 2011, 2010 and 2009 were estimated on the date of grant using a lattice valuation model. We believe the lattice model provides for better estimates because it has the ability to take into account employee exercise patterns based on changes in our stock price and other variables and it provides for a range of input assumptions, which are disclosed in the table below. The risk-free rate is based on the United States Treasury yield curve at the time of the grant. We analyzed historical data to estimate option exercise behaviors and employee terminations to be used within the lattice model. During fiscal 2011 and 2010, we calculated separate option valuations for two groups of employees. During fiscal 2009, we calculated separate option valuations for three groups of employees. The groups were determined using similar historical exercise behaviors. The expected life of the options granted was calculated from the option valuation model and represents the length of time in years that the options granted are expected to be outstanding. The range of expected lives in the table below results from the separate groups of employees identified based on their option exercise behaviors. Expected volatilities are based on implied volatility from traded options on our Common Shares and historical volatility over a period of time commensurate with the contractual term of the option grant (7 years). The following table provides the range of assumptions used for options valued during fiscal 2011, 2010 and 2009:

	2011	2010 (1)	2009
Risk-free interest rate	1.22% –1.70%	1.93% –2.47%	1.52% –3.48%
Expected life in years	4.8 –5.2	4.4 –5.2	4.5 –7.0
Expected volatility	27.0% –32.0%	32.0%	27.0% –30.0%
Dividend yield	2.17% –2.52%	1.96% –2.76%	1.00% –2.33%

(1)	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.

Restricted Shares and Restricted Share Units

The fair value of restricted shares and restricted share units is determined by the number of shares granted and the grant date market price of our Common Shares.

The following summarizes all transactions related to restricted shares and restricted share units under the Plans from June 30, 2009 through June 30, 2011:

(in millions, except per share amounts)	Shares (1)	Weighted Average Grant Date Fair Value Per Share (2)
Nonvested at June 30, 2009	3.1	57.10
Granted	2.1	27.43
Vested	(1.6)	51.11
Canceled and forfeited	(0.3)	42.94

Nonvested at June 30, 2010	3.3	33.33

Granted	2.0	31.42
Vested	(1.4)	36.11
Canceled and forfeited	(0.3)	32.45

Nonvested at June 30, 2011	3.6	31.31

(1)	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
(2)	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$55.9	$57.5	$100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8

Stock Option Exchange Program

On May 6, 2009, the Board of Directors authorized, and on June 23, 2009, shareholders approved, a program that permitted certain current employees to exchange certain outstanding stock options with exercise prices substantially above the current market price of our Common Shares for a lesser number of stock options that have a fair value that is lower than the fair value of the "out of the money" options. The program was completed on July 17, 2009 with 9.8 million outstanding eligible stock options exchanged for 1.4 million new options at an exercise price of  $31.27. These new options have a new minimum vesting condition of an additional 12 months, and the term of each new option is the longer of three years from the grant date or the remaining term of the eligible stock option for which it was exchanged. The new options were treated as a probable-to-probable modification under the accounting guidance for share-based compensation. We did not incur incremental expense associated with the modification.

Adjustments to Stock Incentive Plans

In connection with the Spin-Off, on August 31, 2009, we adjusted share-based compensation awards granted under the Plans into awards based on our Common Shares and/or CareFusion common stock, as applicable. For purposes of the vesting of these equity awards, continued employment or service with us or with CareFusion is treated as continued employment for purposes of both our and CareFusion's equity awards. See Note 17 to the consolidated financial statements in the Annual Report on Form 10-K for fiscal 2010 for an explanation of these adjustments.

The adjustments to stock incentive plans were treated as a modification in accordance with share-based compensation accounting guidance and resulted in a total incremental compensation cost of  $0.6 million.

The following table summarizes the share-based compensation awards outstanding as of June 30, 2011:

	Our Awards		CareFusion Awards
(in millions)	Stock Options	Restricted Shares and Share Units	Stock Options	Restricted Shares and Share Units
Held by our employees and former employees	21.8	3.6	5.9	0.0
Held by CareFusion employees	1.3	0.0

Total	23.1	3.6

Employee Savings Plans

Substantially all of our domestic non-union employees are eligible to be enrolled in our company-sponsored contributory retirement savings plans, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provide for matching and profit sharing contributions by us. Our contributions to the plans are determined by the Board of Directors subject to certain minimum requirements as specified in the plans.

The following table summarizes the total expense for our employee retirement savings plans for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee retirement savings plans expense	$69.9	$84.3	$72.4

Selected Quarterly Financial Data	12 Months Ended
Jun. 30, 2011
Selected Quarterly Financial Data
Selected Quarterly Financial Data

18. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is selected quarterly financial data for fiscal 2011 and 2010. The sum of the quarters may not equal year-to-date due to rounding.

(in millions, except per common share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Revenue	$24,437.5	$25,371.8	$26,071.4	$26,763.5
Gross margin	962.2	994.2	1,162.2	1,043.4
Distribution, selling, general and administrative expenses	581.5	606.7	669.5	670.2
Earnings from continuing operations	294.4	215.0	249.5	207.3
Earnings/(loss) from discontinued operations	0.4	0.4	(3.5)	(4.6)
Net earnings	294.8	215.4	246.0	202.7
Earnings from continuing operations per Common Share:
Basic	$0.84	$0.62	$0.72	$0.59
Diluted	0.84	0.61	0.71	0.58

(in millions, except per common share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)
Fiscal 2010
Revenue	$24,780.7	$24,919.7	$24,342.8	$24,459.6
Gross margin	908.8	957.7	1,010.1	904.1
Distribution, selling, general and administrative expenses	583.3	602.6	625.9	585.8
Earnings/(loss) from continuing operations	(61.8)	230.2	224.8	193.8
Earnings/(loss) from discontinued operations	23.6	4.3	(2.4)	29.7
Net earnings/(loss)	(38.2)	234.5	222.4	223.5
Earnings/(loss) from continuing operations per Common Share:
Basic	$(0.17)	$0.64	$0.63	$0.54
Diluted	(0.17)	0.64	0.62	0.54

(1)	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.

Subsequent Events	12 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

19. SUBSEQUENT EVENTS

During July and August 2011, we repurchased 6.7 million Common Shares having an aggregate cost of approximately  $300.0 million. These repurchases are pursuant to the  $750.0 million share repurchase program referenced in Note 14. The average price paid per common share for all Common Shares repurchased during July and August 2011 was  $44.89.

In August 2011, we terminated  $640.0 million (notional amount) of pay-floating interest rate swaps and received net settlement proceeds of  $33.7 million. These swaps were previously designated as fair value hedges. There was no immediate impact to the statements of earnings; however, the fair value adjustment to debt will be amortized over the life of the underlying debt as a reduction to interest expense.

Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

CARDINAL HEALTH, INC. AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS (3)

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (1)	Deductions (2)	Balance at End of Period
	(In millions)
Fiscal Year 2011:
Accounts receivable	$123.5	$23.4	$4.6	$(17.0)	$134.5
Finance notes receivable	16.2	3.6	0.0	(4.9)	14.9
Net investment in sales-type leases	0.4	0.2	0.0	0.0	0.6

	$140.1	$27.2	$4.6	$(21.9)	$150.0

Fiscal Year 2010:
Accounts receivable	$103.3	$24.3	$4.1	$(8.2)	$123.5
Finance notes receivable	13.7	2.7	0.1	(0.3)	16.2
Net investment in sales-type leases	0.6	(0.2)	0.0	0.0	0.4

	$117.6	$26.8	$4.2	$(8.5)	$140.1

Fiscal Year 2009:
Accounts receivable	$101.8	$46.7	$0.2	$(45.4)	$103.3
Finance notes receivable	11.5	4.6	0.4	(2.8)	13.7
Net investment in sales-type leases	0.6	0.1	0.0	(0.1)	0.6

	$113.9	$51.4	$0.6	$(48.3)	$117.6

(1)	During fiscal 2011, 2010 and 2009 recoveries of amounts provided for or written off in prior years were $0.3 million, $4.2 million and $0.5 million, respectively.
(2)	Write-off of uncollectible accounts.
(3)	Amounts included herein pertain to the continuing operations of the Company.

Basis of Presentation and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Jun. 30, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation. Our consolidated financial statements include the accounts of all majority-owned subsidiaries, and all significant intercompany transactions and amounts have been eliminated. The results of businesses acquired or disposed of are included in the consolidated financial statements from the effective date of the acquisition or up to the date of disposal, respectively.

Reclassification

 Reclassifications. Certain prior year balances have been reclassified to conform to the current year presentation. In addition, as announced on August 4, 2011, we have changed our definition of segment profit to exclude the amortization of acquisition-related intangible assets and have revised the prior period segment profit disclosure accordingly. These costs also have been reclassified from distribution, selling, general and administrative expenses to acquisition-related costs on the consolidated statements of earnings. All comparative prior period information has been reclassified and there was no impact to operating earnings or net earnings. See Notes 2 and 16 for further information regarding acquisition-related costs and segment profit, respectively.

Use of Estimates

Use of Estimates. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in accordance with GAAP requires us to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates, judgments and assumptions are used in the accounting and disclosure related to, among other items, allowance for doubtful accounts, inventory valuation, business combinations, goodwill and intangible asset impairment, vendor reserves, share-based compensation, and income taxes. Actual amounts could ultimately differ from these estimated amounts.

Cash Equivalents	Cash Equivalents. We consider all liquid investments purchased with a maturity of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value.
Receivables

Receivables. Trade receivables are primarily comprised of amounts owed to us through our distribution businesses and are presented net of an allowance for doubtful accounts of  $134.5 million and  $123.5 million at June 30, 2011 and 2010, respectively. An account is considered past due on the first day after its due date. In accordance with contract terms, we generally have the ability to charge customers service fees or higher prices if an account is considered past due. We continuously monitor past due accounts and establish appropriate reserves to cover potential losses, which are based primarily on historical collection rates and the credit worthiness of the customer. We write-off any amounts deemed uncollectible against the established allowance for doubtful accounts.

We provide financing to various customers. Such financing arrangements range from 90 days to 10 years, at interest rates that are generally subject to fluctuation. Interest income on these arrangements is recognized as it is earned. The financings may be collateralized, guaranteed by third parties or unsecured. Finance notes and accrued interest receivables were  $90.4 million (current portion  $18.9 million) and  $109.9 million (current portion  $20.9 million) at June 30, 2011 and 2010, respectively, and are included in other assets (current portion is included in prepaid expenses and other). Finance notes receivable are reported net of an allowance for doubtful accounts of  $14.9 million and  $16.2 million at June 30, 2011 and 2010, respectively. We estimate an allowance for these financing receivables based on historical collection rates and the credit worthiness of the customer.

Concentrations of Credit Risk and Major Customers

Concentrations of Credit Risk and Major Customers. We maintain cash depository accounts with major banks throughout the world and invest in high quality short-term liquid instruments. Such investments are made only in instruments issued or enhanced by high quality institutions. These investments mature within three months and we have not incurred any related losses.

Our trade receivables, lease receivables, finance notes, and accrued interest receivables are exposed to a concentration of credit risk with customers in the retail and healthcare sectors. Credit risk can be affected by changes in reimbursement and other economic pressures impacting the hospital and acute care sectors of the healthcare industry. Such credit risk is limited due to supporting collateral and the diversity of the customer base, including its wide geographic dispersion. We perform ongoing credit evaluations of our customers' financial conditions and maintain reserves for credit losses. Such losses historically have been within our expectations.

The following table summarizes all of our customers that individually account for at least 10 percent of revenue and their corresponding percent of gross trade receivables. The customers in the table below are serviced through our Pharmaceutical segment.

	Percent of Revenue			Percent of Gross Trade Receivables at June 30,
	2011	2010	2009	2011	2010
Walgreen Co.	23%	24%	24%	31%	32%
CVS Caremark Corporation	22%	22%	21%	20%	21%

We have entered into agreements with group purchasing organizations ("GPOs") which act as purchasing agents that negotiate vendor contracts on behalf of their members.

The following table summarizes the revenue that was derived from GPO members through the contractual arrangements established with Novation, LLC and Premier Purchasing Partners, L.P., our two largest GPO relationships in terms of revenue:

	Percent of Revenue
	2011	2010	2009
GPO members	14%	15%	15%

Our trade receivable balances are with individual members of the GPO, and therefore no significant concentration of credit risk exists with these types of arrangements.

Inventories

Inventories. A substantial portion of our inventories (70 percent at June 30, 2011 and 73 percent June 30, 2010) is valued at the lower of cost, using the LIFO method, or market. These inventories are included within the core pharmaceutical distribution facilities of our Pharmaceutical segment ("distribution facilities") and are primarily merchandise inventories. We believe that the average cost method of inventory valuation provides a reasonable approximation of the current cost of replacing inventory within the distribution facilities. As such, the LIFO reserve is the difference between (a) inventory at the lower of LIFO cost or market and (b) inventory at replacement cost determined using the average cost method of inventory valuation. In fiscal 2011 and 2010, we did not record any LIFO reserve reductions.

If we had used the average cost method of inventory valuation for all inventory within the distribution facilities, inventories would not have changed in fiscal 2011 or fiscal 2010. Inventories valued at LIFO were  $7.6 million and  $37.7 million higher than the average cost value as of June 30, 2011 and 2010, respectively. We do not record inventories in excess of replacement cost.

Our remaining inventory is primarily stated at the lower of cost, using the FIFO method, or market.

Inventories presented on the consolidated balance sheet are net of reserves for excess and obsolete inventory which were  $40.0 million and  $34.4 million at June 30, 2011 and 2010, respectively. We reserve for inventory obsolescence using estimates based on historical experience, sales trends, specific categories of inventory, and age of on-hand inventory.

Cash Discounts	Cash Discounts. Manufacturer cash discounts are recorded as a component of inventory cost and recognized as a reduction of cost of products sold when the related inventory is sold.
Property and Equipment

Property and Equipment. Property and equipment are carried at cost less accumulated depreciation. Property and equipment held for sale are recorded at the lower of cost or fair value less cost to sell. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets which are depreciated over the terms of their respective leases. We use the following range of useful lives for our property and equipment categories: buildings and improvements—1 to 50 years; machinery and equipment—2 to 20 years; furniture and fixtures—3 to 10 years.

The following table shows depreciation expense for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Depreciation expense	$243.7	$233.4	$206.9

When certain events or changes in operating conditions occur, an impairment assessment may be performed on the recoverability of the carrying amounts. Repairs and maintenance expenditures are expensed as incurred. Interest on long-term projects is capitalized using a rate that approximates the weighted average interest rate on long-term obligations, which was 4.21% at June 30, 2011. The amount of capitalized interest was immaterial for all fiscal years presented.

Business Combinations

Business Combinations. The purchase price of an acquired business is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of the date of acquisition, including identifiable intangible assets. When an acquisition involves contingent consideration, we recognize a liability equal to the fair value of the contingent consideration obligation at the date of acquisition. The excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired is recorded as goodwill. We base the fair values of identifiable intangible assets on detailed valuations that require management to make significant judgments, estimates and assumptions. Critical estimates and assumptions include: expected future cash flows for trade names, customer relationships and other identifiable intangible assets; discount rates that reflect the risk factors associated with future cash flows; and estimates of useful lives. See Note 2 for additional information regarding our acquisitions, including the contingent consideration related to the P4 Healthcare acquisition.

Goodwill and Other Intangibles

Goodwill and Other Intangibles. Purchased goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment annually or when indicators of impairment exist. Intangible assets with finite lives—primarily customer relationships, patents and trademarks—are amortized over their useful lives.

Goodwill impairment testing involves a comparison of estimated fair value of reporting units to the respective carrying amount. If estimated fair value exceeds the carrying amount, then no impairment exists. If the carrying amount exceeds the estimated fair value, then a second step is performed to determine the amount of impairment, which would be recorded as an expense to our results of operations. Application of goodwill impairment testing involves judgment, including but not limited to the identification of reporting units and estimating the fair value of each reporting unit. A reporting unit is defined as an operating segment or one level below an operating segment. In fiscal 2011, we identified four reporting units: Pharmaceutical segment, excluding our nuclear and pharmacy services division and Yong Yu division; Medical segment; nuclear and pharmacy services division; and Yong Yu division. Fair values can be determined using market, income or cost-based approaches. Our determination of estimated fair value of the reporting units is based on a combination of income-based and market-based approaches. Under the market-based approach we determine fair value by comparing our reporting units to similar businesses or guideline companies whose securities are actively traded in public markets. Under the income-based approach, we use a discounted cash flow model in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate rate of return. To further confirm the fair value, we compare the aggregate fair value of our reporting units to our market capitalization. The use of alternate estimates and assumptions or changes in the industry or peer groups could materially affect the determination of fair value for each reporting unit and potentially result in goodwill impairment.

We performed annual impairment testing in fiscal 2011, 2010 and 2009 and concluded that there were no impairments of goodwill as the fair value of each reporting unit exceeded its carrying value. See Note 6 for additional information regarding goodwill and other intangible assets.

Income Taxes

Income Taxes. We account for income taxes using the asset and liability method. The asset and liability method requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between the tax bases and financial reporting bases of our assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates in the respective jurisdictions in which we operate. Deferred taxes are not provided on the unremitted earnings of subsidiaries outside of the United States when it is expected that these earnings are permanently reinvested.

Tax benefits from uncertain tax positions are recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. The amount recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. See Note 9 for additional information regarding income taxes.

Accounting for Vendor Reserves

Accounting for Vendor Reserves. In the ordinary course of business, our vendors may dispute deductions taken against payments otherwise due to them or assert other billing disputes. These disputed transactions are researched and resolved based upon our policy and findings of the research performed. At any given time, there are outstanding items in various stages of research and resolution. In determining appropriate reserves for areas of exposure with our vendors, we assess historical experience and current outstanding claims. We have established various levels of reserves based on the type of claim and status of review. Though the transaction types are relatively consistent, we periodically refine our estimate methodology by updating the reserve estimate percentages to reflect actual historical experience. The ultimate outcome of certain claims may be different than our original estimate and may require an adjustment. All adjustments to vendor reserves are included in cost of products sold. In addition, the reserve balance will fluctuate due to variations of outstanding claims from period to period, timing of settlements and specific vendor issues, such as bankruptcies. The following table summarizes vendor reserves at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Vendor reserves	$41.0	$27.8

Third-party returns are excluded from the vendor reserves above. See separate section in Note 1 for a description of third-party returns.

Accounting for Vendor Incentives

Accounting for Vendor Incentives. Fees for services and other incentives received from vendors relating to the purchase or distribution of inventory are generally reported as a reduction of cost of products sold in the consolidated statements of earnings. We consider these fees and other incentives to represent product discounts, and as a result the amounts are recorded as a reduction of product cost and are recognized through cost of products sold upon sale of the related inventory.

Other Accrued Liabilities	Other Accrued Liabilities. Other accrued liabilities represent various current obligations, including certain accrued operating expenses and taxes payable.
Share-Based Compensation

Share-Based Compensation. All share-based compensation to employees, including grants of stock options, is recognized in the consolidated statements of earnings based on the grant date fair value of the awards. The fair value of stock options is determined using a lattice valuation model. We believe the lattice model provides for better estimates because it has the ability to take into account employee exercise patterns based on changes in our stock price and other variables and it provides for a range of input assumptions.

The compensation expense recognized for all share-based awards is net of estimated forfeitures and is recognized ratably over the service period of the awards. We classify share-based compensation expense within distribution, selling, general and administrative ("SG&A") expenses to correspond with the same line item as the majority of the cash compensation paid to employees. However, certain share-based compensation incurred in connection with the Spin-Off is classified within restructuring and employee severance. See Note 17 for additional information regarding share-based compensation.

Dividends

Dividends. The following table summarizes the cash dividends per Common Share that we paid for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
	2011	2010	2009
Cash dividends per Common Share	$0.78	$0.70	$0.56

Revenue Recognition

Revenue Recognition. We recognize revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances.

Pharmaceutical . This segment recognizes distribution revenue when title transfers to its customers and the business has no further obligation to provide services related to such merchandise.

Revenue for deliveries that are directly shipped to customer warehouses from the manufacturer whereby we act as an intermediary in the ordering and delivery of products is recorded gross in accordance with accounting standards addressing reporting revenue on a gross basis as a principal versus on a net basis as an agent. This revenue is recorded on a gross basis since we incur credit risk from the customer, bear the risk of loss for incomplete shipments and do not receive a separate fee or commission for the transaction and, as such, are the primary obligor. Revenue from these sales is recognized when title transfers to the customer and we have no further obligation to provide services related to such merchandise.

Radiopharmaceutical revenue is recognized upon delivery of the product to the customer. Service-related revenue, including fees received for analytical services or sales and marketing services, is recognized upon the completion of such services.

Pharmacy management, third-party logistics and other service revenue is recognized as the services are rendered according to the contracts established. A fee is charged under such contracts through a capitation fee, a dispensing fee, a monthly management fee, or an actual costs-incurred arrangement. Under certain contracts, fees for services are guaranteed by us not to exceed stipulated amounts or have other risk-sharing provisions. Revenue is adjusted to reflect the estimated effects of such contractual guarantees and risk-sharing provisions.

Medicine Shoppe International, Inc. and Medicap Pharmacies Incorporated earn franchise fees. Franchise fees represent monthly fees that are either fixed or based upon franchisees' sales and are recognized as revenue when they are earned.

Medical. This segment recognizes distribution revenue when title transfers to its customers and the business has no further obligation to provide services related to such merchandise. Revenue from the sale of medical products and supplies is recognized when title and risk of loss transfers to its customers, which is typically upon delivery.

Sales Returns and Allowances

Sales Returns and Allowances. Revenue is recorded net of sales returns and allowances. We recognize sales returns as a reduction of revenue and cost of products sold for the sales price and cost, respectively, when products are returned. Our customer return policies generally require that the product be physically returned, subject to restocking fees, in a condition suitable to be added back to inventory and resold at full value, or returned to vendors for credit ("merchantable product"). Product returns are generally consistent throughout the year and typically are not specific to any particular product or customer. Amounts recorded in revenue and cost of products sold under this accounting policy closely approximate what would have been recorded had we accrued for sales returns and allowances at the time of the sale transaction.

The following table summarizes sales returns and allowances for the fiscal years ended June 30, 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Sales returns and allowances	$1,651.4	$1,516.2	$1,391.4

Third-party Returns. Since we generally do not accept non-merchantable product returns from our customers, many of our customers return non-merchantable pharmaceutical products to our vendors through third parties. Generally, our customers do not have a direct relationship with our vendors; as such, our vendors pass the value of the returns to us (usually in the form of an accounts payable deduction). We in turn pass the value received, less an administrative fee, to our customer. In certain instances, we pass the estimated value of the return to our customer prior to processing the deduction with our vendors. Although, in general, we believe we have satisfactory contractual protections, we could be subject to claims from customers or vendors if our administration of this overall process was deficient in some respect or our contractual terms with vendors are in conflict with our contractual terms with our customers. We have maintained reserves for some of these situations based on their nature and our historical experience with their resolution.

Distribution Service Agreement and Other Vendor Fees

Distribution Service Agreement and Other Vendor Fees. Our Pharmaceutical segment recognizes fees received from its distribution service agreements and other fees received from vendors related to the purchase or distribution of the vendors' inventory when those fees have been earned and we are entitled to payment. We recognize the fees as a reduction in the carrying value of the inventory that generated the fees, and as such the fees are recognized as a reduction of cost of products sold in our statements of earnings when that inventory is sold.

Shipping and Handling

Shipping and Handling. Shipping and handling costs are included in SG&A expenses in our consolidated statements of earnings. Shipping and handling costs include all delivery expenses as well as all costs to prepare the product for shipment to the end customer.

The following table summarizes shipping and handling costs for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Shipping and handling costs	$325.7	$293.5	$289.7

Revenue received for shipping and handling was immaterial for all periods presented.

Translation of Foreign Currencies

Translation of Foreign Currencies. Financial statements of our subsidiaries outside the United States are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign subsidiaries into U.S. dollars are accumulated in shareholders' equity through accumulated other comprehensive income utilizing period-end exchange rates. Revenues and expenses of these foreign subsidiaries are translated using average exchange rates during the year.

The following table summarizes the foreign currency translation gains/(losses) included in accumulated other comprehensive income at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Foreign currency translation gains/(losses)	$71.1	$(1.0)

Foreign currency transaction gains and losses for the period are included in the consolidated statements of earnings in other (income)/expense, net, and were immaterial for fiscal 2011, 2010 and 2009, respectively.

Interest Rate, Currency and Commodity Risk Management

Interest Rate, Currency and Commodity Risk Management. All derivative instruments are recognized at fair value on the balance sheet, and all changes in fair value are recognized in net earnings or shareholders' equity through accumulated other comprehensive income, net of tax.

For contracts that qualify for hedge accounting treatment, our policy requires that the hedge contracts must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Hedge effectiveness is assessed periodically. Any contract not designated as a hedge, or so designated but ineffective, is adjusted to fair value and recognized in net earnings immediately. If a fair value or cash flow hedge ceases to qualify for hedge accounting the contract would continue to be carried on the balance sheet at fair value until settled, and future adjustments to the contract's fair value would be recognized in earnings immediately. If a forecasted transaction was no longer probable to occur, amounts previously deferred in accumulated other comprehensive income would be recognized immediately in earnings. See Note 12 for additional information regarding our derivative instruments, including the accounting treatment for instruments designated as fair value, cash flow and economic hedges.

Earnings per Common Share

Earnings per Common Share. Basic earnings per Common Share ("EPS") is computed by dividing net earnings (the numerator) by the weighted average number of Common Shares outstanding during each period

(the denominator). Diluted EPS is similar to the computation for Basic EPS, except that the denominator is increased by the dilutive effect of vested and unvested stock options, restricted shares and restricted share units as computed using the treasury stock method.

Acquisitions (Policy)	12 Months Ended
Jun. 30, 2011
Acquisitions
Acquisition-Related Costs

Acquisition-Related Costs

We classify costs incurred in connection with acquisitions as acquisition-related costs. These costs consist primarily of transaction costs, integration costs, changes in the fair value of contingent payments and amortization of acquisition-related intangible assets. Transaction costs are incurred during the initial evaluation of a potential targeted acquisition and primarily relate to costs to analyze, negotiate and consummate the transaction as well as financial and legal due diligence activities. Integration costs relate to activities needed to combine the operations of an acquired enterprise into our operations. As described above, we record changes in the fair value of contingent payments relating to acquisitions as income or expense in our acquisition-related costs. We amortize intangible assets related to acquisitions over their useful lives. Amortization of acquisition-related intangible assets was  $66.9 million,  $10.5 million and  $13.5 million for fiscal 2011, 2010 and 2009, respectively. See Note 6 for additional information regarding amortization of intangible assets.

Restructuring and Employee Severance (Policy)	12 Months Ended
Jun. 30, 2011
Restructuring and Employee Severance
Restructuring Policy

We consider restructuring activities as programs whereby we fundamentally change our operations such as closing facilities, moving manufacturing of a product to another location or outsourcing the production of a product. Restructuring activities may also involve substantial realignment of the management structure of a business unit in response to changing market conditions. A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which it is incurred except for a liability for a one-time termination benefit, which is recognized over its future service period.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Customer Percent of Gross Trade Receivables

	Percent of Revenue			Percent of Gross Trade Receivables at June 30,
	2011	2010	2009	2011	2010
Walgreen Co.	23%	24%	24%	31%	32%
CVS Caremark Corporation	22%	22%	21%	20%	21%

GPO Percentage of Revenue

	Percent of Revenue
	2011	2010	2009
GPO members	14%	15%	15%

Depreciation Expense

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Depreciation expense	$243.7	$233.4	$206.9

Vendor Reserves

	June 30,
(in millions)	2011	2010
Vendor reserves	$41.0	$27.8

Dividends Paid

	Fiscal Year Ended June 30,
	2011	2010	2009
Cash dividends per Common Share	$0.78	$0.70	$0.56

Sales Returns and Allowances

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Sales returns and allowances	$1,651.4	$1,516.2	$1,391.4

Shipping and Handling Costs

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Shipping and handling costs	$325.7	$293.5	$289.7

Foreign Currency Translation Gains/(Losses) in AOCI

	June 30,
(in millions)	2011	2010
Foreign currency translation gains/(losses)	$71.1	$(1.0)

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2011
Acquisitions
Fair Values of the Significant Assets Acquired and Liabilities Assumed

(in millions)	Kinray	Yong Yu	P4 Healthcare
Identifiable intangible assets
Trade names (1)	$16.8	$4.3	$16.0
Customer relationships (2)	116.0	51.7	163.0
Non-compete agreements (3)	0.0	0.0	9.7
Other (4)	0.0	0.0	37.0

Total identifiable intangible assets acquired	132.8	56.0	225.7
Cash and equivalents	0.0	3.9	0.0
Trade receivables, net	297.3	243.8	9.2
Inventories	180.8	133.1	0.1
Property and equipment, net	3.5	3.7	2.3
Other assets	18.8	52.0	2.8
Accounts payable	(268.5)	(218.8)	(1.2)
Other accrued liabilities	(12.4)	(55.8)	(8.3)
Short-term borrowings	0.0	(56.1)	0.0
Long-term obligations	0.0	(1.3)	0.0
Contingent consideration obligation	0.0	0.0	(92.0)

Total identifiable net assets acquired	352.3	160.5	138.6
Goodwill	983.7	239.8	367.5

Total net assets acquired	$1,336.0	$400.3	$506.1

(1)	The weighted average lives of the trade names relating to the Kinray and Yong Yu acquisitions range from two to three years. P4 Healthcare trade names have indefinite lives.
(2)	The weighted average lives of customer relationships range from 4 to 15 years.
(3)	The weighted average life of non-compete agreements is five years.
(4)	The weighted average lives of other identified intangible assets range from 2 to 10 years.

Restructuring and Employee Severance (Tables)	12 Months Ended
Jun. 30, 2011
Restructuring and Employee Severance
Restructuring and Employee Severance Costs

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee-related costs (1)	$6.9	$32.9	$33.8
Facility exit and other costs (2)	8.6	57.8	70.9

Total restructuring and employee severance	$15.5	$90.7	$104.7

(1)	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Restructuring and Employee Severance by Project

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Spin-Off (1)	$6.7	$64.5	$73.8
Segment Realignment (2)	0.0	2.0	15.7

(1)

We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is  $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.

(2)	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.

Liabilities Associated with Restructuring and Employee Severance Activities

(in millions)	Employee Related Costs	Facility Exit and Other Costs	Total
Balance at June 30, 2008	$22.5	$0.4	$22.9
Additions	33.8	70.9	104.7
Payments and other adjustments	(43.1)	(59.0)	(102.1)

Balance at June 30, 2009	13.2	12.3	25.5
Additions	32.9	57.8	90.7
Payments and other adjustments	(36.9)	(62.7)	(99.6)

Balance at June 30, 2010	9.2	7.4	16.6
Additions	6.9	8.6	15.5
Payments and other adjustments	(10.1)	(11.4)	(21.5)

Balance at June 30, 2011	$6.0	$4.6	$10.6

Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2011
CareFusion [Member]
Schedule Summarizing Income (Loss) from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010 (2)	2009
Revenue	$0.0	$592.1	$3,520.9
Earnings before income taxes	0.3	43.7	507.2
Income tax expense	(8.0)	(28.7)	(122.6)
Earnings/(loss) from discontinued operations	(7.7)	15.0	384.6

(1)	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
(2)	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.

Schedule Summarizing Interest Expense from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Interest expense allocated to CareFusion	$0.0	$12.8	$75.2

PTS Business and Martindale [Member]
Schedule Summarizing Income (Loss) from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010	2009
Revenue	$0.0	$99.1	$100.5
Earnings before income taxes	0.5	47.0	17.4
Income tax expense	0.0	(6.8)	(8.6)
Earnings from discontinued operations	0.5	40.2	8.8

(1)	Reflects subsequent changes in certain estimates made at the time of sale.

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Schedule of Goodwill by Reportable Segment

(in millions)	Pharmaceutical	Medical	Total
Balance at June 30, 2009	$1,232.8	$963.7	$2,196.5
Goodwill acquired, net of purchase price adjustments	33.3	0.0	33.3
Foreign currency translation adjustments and other	(17.7)	(6.7)	(24.4)

Balance at June 30, 2010	1,248.4	957.0	2,205.4
Goodwill acquired, net of purchase price adjustments	1,598.5	33.0	1,631.5
Foreign currency translation adjustments and other	5.8	2.9	8.7

Balance at June 30, 2011	$2,852.7	$992.9	$3,845.6

Schedule of Intangible Assets

	June 30, 2011			June 30, 2010
(in millions)	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Indefinite life intangibles:
Trademarks and patents	$26.5	$0.0	$26.5	$10.2	$0.0	$10.2

Total indefinite life intangibles	26.5	0.0	26.5	10.2	0.0	10.2
Definite life intangibles:
Trademarks and patents	43.4	25.2	18.2	20.3	14.1	6.2
Non-compete agreements	14.0	5.4	8.6	3.8	2.8	1.0
Customer relationships	392.7	89.2	303.5	48.4	41.1	7.3
Other	86.5	29.9	56.6	47.2	24.1	23.1

Total definite life intangibles	536.6	149.7	386.9	119.7	82.1	37.6

Total intangibles	$563.1	$149.7	$413.4	$129.9	$82.1	$47.8

Table of Amortization of intangible assets

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Amortization of intangible assets	$67.7	$11.2	$15.0

Amortization Expense for the Next Five Fiscal Years

(in millions)	2012	2013	2014	2015	2016
Amortization of intangible assets	$74.3	$64.8	$56.6	$41.3	$34.0

Long-Term Obligations and Other Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2011
Long-Term Obligations and Other Short-Term Borrowings
Schedule of Long-Term Obligations and Other Short-Term Borrowings

	June 30,
(in millions)	2011	2010
4.00% Notes due 2015	$536.6	$534.7
4.625% Notes due 2020	500.1	0.0
5.50% Notes due 2013	306.9	305.1
5.65% Notes due 2012	211.7	216.1
5.80% Notes due 2016	306.9	308.9
5.85% Notes due 2017	158.0	158.0
6.00% Notes due 2017	209.6	213.1
6.75% Notes due 2011	0.0	218.7
7.80% Debentures due 2016	37.1	44.1
7.00% Debentures due 2026	124.5	124.5
Other obligations	110.6	6.1

Total	2,502.0	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2

Long-term obligations, less current portion	$2,175.3	$1,896.1

Maturities of Long Term Debt for the Next Five Years

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of long-term obligations and other short-term borrowings	$326.7	$310.7	$1.3	$532.8	$0.0	$1,330.5	$2,502.0

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes
Schedule of Earnings Before Income Taxes and Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
U.S. Operations	$1,299.5	$979.6	$959.2
Non-U.S. Operations	218.8	232.0	200.6

	$1,518.3	$1,211.6	$1,159.8

Schedule of Income Taxes Current and Deferred

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Current:
Federal	$387.5	$429.4	$192.2
State and local	19.7	63.3	45.6
Non-U.S.	16.9	11.7	14.4

Total	424.1	504.4	252.2
Deferred:
Federal	92.5	103.0	125.0
State and local	28.6	18.2	23.0
Non-U.S.	6.9	(1.0)	1.4

Total	128.0	120.2	149.4

Total provision	$552.1	$624.6	$401.6

Schedule of Reconciliation of Federal Statutory Income Tax Rate

	Fiscal Year Ended June 30,
	2011	2010	2009
Provision at Federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	2.2	4.7	1.8
Foreign tax rate differential	(2.5)	(3.3)	(3.8)
Nondeductible/nontaxable items	0.6	0.2	1.6
Deferred state tax rate adjustment	0.4	(0.5)	1.5
Change in measurement of an uncertain tax position	2.4	1.3	0.0
Valuation allowances	(0.6)	(2.3)	(3.1)
Unremitted foreign earnings	(0.1)	13.9	0.0
Other	(1.0)	2.6	1.6

Effective income tax rate	36.4%	51.6%	34.6%

Schedule of Deferred Income Tax Assets and Liabilities

	June 30,
(in millions)	2011	2010
Deferred income tax assets:
Receivable basis difference	$46.0	$43.5
Accrued liabilities	104.9	132.1
Share-based compensation	96.6	112.6
Loss and tax credit carryforwards	198.9	206.1
Deferred tax assets related to uncertain tax positions	157.0	152.7
Other	97.0	113.2

Total deferred income tax assets	700.4	760.2
Valuation allowance for deferred income tax assets	(157.7)	(182.6)

Net deferred income tax assets	542.7	577.6

Deferred income tax liabilities:
Inventory basis differences	(980.1)	(878.7)
Property-related	(159.3)	(156.8)
Goodwill and other intangibles	(69.4)	(66.1)
Unremitted foreign earnings	(140.0)	(142.0)
Other	(3.1)	(3.7)

Total deferred income tax liabilities	(1,351.9)	(1,247.3)

Net deferred income tax liabilities	$(809.2)	$(669.7)

Schedule of Deferred Tax Assets and Liabilities after Netting by Tax Jurisdiction

	June 30,
(in millions)	2011	2010
Current deferred tax asset (1)	$29.2	$42.5
Noncurrent deferred tax asset (2)	9.5	3.5
Current deferred tax liability (3)	(762.9)	(616.8)
Noncurrent deferred tax liability (4)	(85.0)	(98.9)

Net deferred tax liability	$(809.2)	$(669.7)

(1)	Included in "Prepaid Expenses and Other" in our consolidated balance sheets.
(2)	Included in "Other Assets" in our consolidated balance sheets.
(3)	Included in "Other Accrued Liabilities" in our consolidated balance sheets.
(4)	Included in "Deferred Income Taxes and Other Liabilities" in our consolidated balance sheets.

Schedule of Reconciliation of Unrecognized Tax Benefits

	June 30,
(in millions)	2011	2010	2009
Balance at beginning of fiscal year	$730.6	$848.8	$762.9
Additions for tax positions of the current year	15.9	43.1	64.5
Additions for tax positions of prior years	58.3	90.0	118.7
Reductions for tax positions of prior years	(20.1)	(240.0)	(54.3)
Settlements with tax authorities	(35.8)	(10.7)	(37.8)
Expiration of the statute of limitations	(2.1)	(0.6)	(5.2)

Balance at end of fiscal year	$746.8	$730.6	$848.8

Commitments, Contingent Liabilities and Litigation (Tables)	12 Months Ended
Jun. 30, 2011
Commitments, Contingent Liabilities and Litigation
Minimum Rental Payments

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Minimum rental payments	$72.2	$58.4	$38.3	$27.4	$19.2	$39.3	$254.8

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value of Assets and Liabilities Related to Derivative Financial Instruments

(in millions)	Balance Sheets Line Item	June 30, 2011	June 30, 2010
Assets:
Derivatives designated as hedging instruments:
Pay-floating interest rate swaps	Prepaid expenses and other	$32.4	$23.4
Foreign currency contracts	Prepaid expenses and other	0.8	3.9
Commodity contracts	Prepaid expenses and other	2.5	0.0

Total assets		$35.7	$27.3

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Deferred income taxes and other liabilities	$2.9	$1.1
Derivatives not designated as hedging instruments:
Commodity contracts	Other accrued liabilities	0.7	0.0

Total liabilities		$3.6	$1.1

Gain/(Loss) Recognized in Earnings for Interest Rate Swaps Designated as Fair Value Hedges

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-floating interest rate swaps	Interest expense, net	$36.2	$47.3	$21.6
Fixed-rate debt	Interest expense, net	(36.2)	(47.3)	(21.6)

Gain/(Loss) Recognized in OCI for Derivative Instruments Designated as Cash Flow Hedges

	June 30,
(in millions)	2011	2010
Foreign currency contracts	$(1.8)	$2.6
Commodity contracts	2.5	0.0

Gain/(Loss) Reclassified from Accumulated OCI into Earnings for Derivative Instruments Designated as Cash Flow Hedges

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-fixed interest rate swaps	Interest expense, net	$0.0	$(2.1)	$(7.6)
Foreign currency contracts	Revenue	0.3	0.0	0.0
Foreign currency contracts	Cost of products sold	(2.7)	(10.5)	10.9
Foreign currency contracts	SG&A expenses	3.1	1.4	(4.0)
Commodity contracts	SG&A expenses	1.6	0.2	(0.6)

Summary of Gain/(Loss) Recognized in Earnings for Economic (Non-Designated) Derivative Instruments

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Foreign currency contracts	Other income/expense, net	$36.2	$23.7	$(8.6)
Commodity contracts	Other income/expense, net	(1.1)	0.0	0.0

Summary of Estimated Fair Value of Our Long-Term Obligations and Other Short-Term Borrowings

	June 30,
(in millions)	2011	2010
Long-term obligations and other short-term borrowings	$2,619.4	$2,310.4
Carrying amount	2,502.0	2,129.3

Summary of Fair Value Gain/(Loss) of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Fair Value Gain/(Loss)	Notional Amount	Fair Value Gain/(Loss)
Interest rate swaps	$1,256.0	$32.4	$1,006.0	$23.4
Foreign currency contracts	554.8	(2.1)	618.3	2.8
Commodity contracts	32.4	1.8	24.2	0.0

Fair Value Hedges [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Pay-floating interest rate swaps	$1,256.0	June 2012 – December 2020	$1,006.0	June 2012 – June 2015

Cash Flow Hedges [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$163.0	July 2011 – June 2012	$145.7	July 2010 – June 2011
Commodity contracts	22.4	July 2011 – March 2014	24.2	July 2010 – June 2013

Non-designated [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$391.8	July 2011	$472.6	July 2010
Commodity contracts	10.0	July 2011 – June 2012	0.0	—

Fair Value Measurements (Tables)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Fair Value Measurements
Fair Value of Assets and (Liabilities) Measured on a Recurring Basis

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$1,065.6	$0.0	$0.0	$1,065.6
Forward Contracts (2)	0.0	32.1	0.0	32.1
Other Investments (3)	79.7	0.0	0.0	79.7
Contingent Consideration (4)	0.0	0.0	(75.4)	(75.4)

Total	$1,145.3	$32.1	$(75.4)	$1,102.0

(1)	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.
(2)	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
(3)	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
(4)	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.
(5)	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$2,019.0	$0.0	$0.0	$2,019.0
Investment in CareFusion (5)	691.5	0.0	0.0	691.5
Forward Contracts (2)	0.0	26.2	0.0	26.2
Other Investments (3)	71.3	0.0	0.0	71.3

Total	$2,781.8	$26.2	$0.0	$2,808.0

(1)	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.
(2)	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
(3)	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
(4)	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.
(5)	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Reconciliation of Common Shares Used to Compute Basic EPS and Diluted EPS

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Weighted-average Common Shares–basic	348.6	358.8	357.6
Effect of dilutive securities:
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9

Weighted-average Common Shares–diluted	352.5	361.4	361.5

Schedule of Anti-Dilutive Securities

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Anti-dilutive securities	11.4	19.0	28.8

Segment Information (Tables)	12 Months Ended
Jun. 30, 2011
Segment Information
Revenue for Each Reportable Segment

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment revenue:
Pharmaceutical (1)	$93,743.5	$89,789.9	$87,862.9
Medical (2)	8,921.5	8,750.1	8,159.3

Total segment revenue	102,665.0	98,540.0	96,022.2
Corporate (3)	(20.8)	(37.2)	(30.7)

Total consolidated revenue	$102,644.2	$98,502.8	$95,991.5

(1)	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
(2)	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.
(3)	Corporate revenue consists of the elimination of inter-segment revenue.

Segment Profit by Reportable Segment

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment profit:
Pharmaceutical	$1,328.9	$1,011.4	$1,048.4
Medical	372.7	428.6	385.7

Total segment profit	1,701.6	1,440.0	1,434.1
Corporate	(187.6)	(133.1)	(146.7)

Total consolidated operating earnings	$1,514.0	$1,306.9	$1,287.4

Depreciation and Amortization Expense

	Depreciation and Amortization Expense
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$42.2	$41.3	$37.9
Medical	61.9	62.9	69.6
Corporate	209.2	150.2	118.3

Total depreciation and amortization expense	$313.3	$254.4	$225.8

Capital Expenditures

	Capital Expenditures
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$55.0	$32.5	$105.3
Medical	122.6	81.2	59.1
Corporate	113.7	146.6	256.8

Total capital expenditures	$291.3	$260.3	$421.2

Total Assets by Segment

	June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$16,125.9	$12,102.9	$12,638.9
Medical	3,894.8	3,867.5	3,759.8
Corporate	2,825.2	4,019.8	8,720.1

Total consolidated assets	$22,845.9	$19,990.2	$25,118.8

Revenue and Net Property and Equipment by Geographic Area

	Revenue			Property and Equipment, Net
	For the Fiscal Year Ended June 30,			June 30,
(in millions)	2011	2010	2009	2011	2010	2009
United States	$101,080.2	$97,662.7	$95,248.2	$1,397.6	$1,355.0	$1,346.7
International	1,564.0	840.1	743.3	114.6	113.8	117.8

Total	$102,644.2	$98,502.8	$95,991.5	$1,512.2	$1,468.8	$1,464.5

Share-Based Compensation and Savings Plans (Tables)	12 Months Ended
Jun. 30, 2011
Share-Based Compensation and Savings Plans
Total Share-Based Payment Compensation by Type of Award

	Fiscal Year Ended June 30,
(in millions)	2011	2010 (1)(2)	2009 (3)(4)
Restricted share and share unit expense	$52.2	$56.8	$62.8
Employee stock option expense	25.9	41.0	36.6
Employee stock purchase plan expense	0.0	1.1	12.6
Stock appreciation right (income)/expense	1.4	0.6	(2.1)

Total share-based compensation expense from continuing operations	$79.5	$99.5	$109.9

(1)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
(2)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
(3)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
(4)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.

Tax Benefit from Continuing Operations Related to Share-based Compensation

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Tax benefit from continuing operations related to share-based compensation	$28.9	$36.1	$37.3

Summary of All Stock Option Transactions, Retroactively Adjusted for Conversion of Options in Connection with Acquisitions and Stock Splits

(in millions, except per share amounts)	Stock Options Outstanding (1)	Weighted Average Exercise Price per Common Share (2)	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at June 30, 2009	29.4	$59.25	3.9	$1.8
Granted	7.2	28.09
Exercised	(1.4)	27.04
Canceled and forfeited	(11.1)	62.46

Balance at June 30, 2010	24.1	$37.88	3.9	$56.9

Granted	4.1	31.07
Exercised	(2.6)	30.16
Canceled and forfeited	(2.5)	43.34

Balance at June 30, 2011	23.1	$37.02	3.6	$217.0

Exercisable at June 30, 2011	15.2	$40.73	2.6	$93.8

(1)	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
(2)	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.

Additional Data for All Stock Option Activity

(in millions, except per share data and years)	2011	2010	2009
Weighted-average grant date fair value per stock option (1)	$6.40	$6.44	$13.67
Aggregate intrinsic value of exercised options	25.8	7.3	14.0
Cash received upon exercise	63.0	40.0	39.2
Cash tax disbursements realized related to exercise	(13.7)	(16.1)	(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	28.7	32.0	54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7	1.9	1.4

(1)	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.

Range of Assumptions Used For Options Valued

	2011	2010 (1)	2009
Risk-free interest rate	1.22% –1.70%	1.93% –2.47%	1.52% –3.48%
Expected life in years	4.8 –5.2	4.4 –5.2	4.5 –7.0
Expected volatility	27.0% –32.0%	32.0%	27.0% –30.0%
Dividend yield	2.17% –2.52%	1.96% –2.76%	1.00% –2.33%

(1)	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.

Summary of All Activity Related to Restricted Shares and Restricted Share Units

(in millions, except per share amounts)	Shares (1)	Weighted Average Grant Date Fair Value Per Share (2)
Nonvested at June 30, 2009	3.1	57.10
Granted	2.1	27.43
Vested	(1.6)	51.11
Canceled and forfeited	(0.3)	42.94

Nonvested at June 30, 2010	3.3	33.33

Granted	2.0	31.42
Vested	(1.4)	36.11
Canceled and forfeited	(0.3)	32.45

Nonvested at June 30, 2011	3.6	31.31

(1)	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
(2)	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.

Additional Data for All Restricted Shares and Restricted Share Units Activity

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$55.9	$57.5	$100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8

Summary of Share-Based Payment Awards Outstanding

	Our Awards		CareFusion Awards
(in millions)	Stock Options	Restricted Shares and Share Units	Stock Options	Restricted Shares and Share Units
Held by our employees and former employees	21.8	3.6	5.9	0.0
Held by CareFusion employees	1.3	0.0

Total	23.1	3.6

Total Expense for Retirement Benefit Plans

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee retirement savings plans expense	$69.9	$84.3	$72.4

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Selected Quarterly Financial Data
Selected Quarterly Financial Data

(in millions, except per common share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Revenue	$24,437.5	$25,371.8	$26,071.4	$26,763.5
Gross margin	962.2	994.2	1,162.2	1,043.4
Distribution, selling, general and administrative expenses	581.5	606.7	669.5	670.2
Earnings from continuing operations	294.4	215.0	249.5	207.3
Earnings/(loss) from discontinued operations	0.4	0.4	(3.5)	(4.6)
Net earnings	294.8	215.4	246.0	202.7
Earnings from continuing operations per Common Share:
Basic	$0.84	$0.62	$0.72	$0.59
Diluted	0.84	0.61	0.71	0.58

(in millions, except per common share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)
Fiscal 2010
Revenue	$24,780.7	$24,919.7	$24,342.8	$24,459.6
Gross margin	908.8	957.7	1,010.1	904.1
Distribution, selling, general and administrative expenses	583.3	602.6	625.9	585.8
Earnings/(loss) from continuing operations	(61.8)	230.2	224.8	193.8
Earnings/(loss) from discontinued operations	23.6	4.3	(2.4)	29.7
Net earnings/(loss)	(38.2)	234.5	222.4	223.5
Earnings/(loss) from continuing operations per Common Share:
Basic	$(0.17)	$0.64	$0.63	$0.54
Diluted	(0.17)	0.64	0.62	0.54

(1)	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Jun. 30, 2011
Valuation And Qualifying Accounts
Schedule Of Valuation And Qualifying Accounts

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (1)	Deductions (2)	Balance at End of Period
	(In millions)
Fiscal Year 2011:
Accounts receivable	$123.5	$23.4	$4.6	$(17.0)	$134.5
Finance notes receivable	16.2	3.6	0.0	(4.9)	14.9
Net investment in sales-type leases	0.4	0.2	0.0	0.0	0.6

	$140.1	$27.2	$4.6	$(21.9)	$150.0

Fiscal Year 2010:
Accounts receivable	$103.3	$24.3	$4.1	$(8.2)	$123.5
Finance notes receivable	13.7	2.7	0.1	(0.3)	16.2
Net investment in sales-type leases	0.6	(0.2)	0.0	0.0	0.4

	$117.6	$26.8	$4.2	$(8.5)	$140.1

Fiscal Year 2009:
Accounts receivable	$101.8	$46.7	$0.2	$(45.4)	$103.3
Finance notes receivable	11.5	4.6	0.4	(2.8)	13.7
Net investment in sales-type leases	0.6	0.1	0.0	(0.1)	0.6

	$113.9	$51.4	$0.6	$(48.3)	$117.6

(1)	During fiscal 2011, 2010 and 2009 recoveries of amounts provided for or written off in prior years were $0.3 million, $4.2 million and $0.5 million, respectively.
(2)	Write-off of uncollectible accounts.
(3)	Amounts included herein pertain to the continuing operations of the Company.

Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Aug. 31, 2009
Percentage distribution of CareFusion stock to Cardinal Health shareholders				81.00%
CareFusion shares retained by Cardinal Health				41.4
Number of shares of stock disposed	30.5	10.9
Allowance for doubtful accounts, trade receivables	$ 134.5	$ 123.5
Receivable financing agreement range minimum in days	90
Receivable financing agreement range maximum in years	10
Finance notes and accrued interest receivables	90.4	109.9
Current portion of finance notes and accrued interest receivables	18.9	20.9
Allowance for doubtful accounts, finance notes receivables	14.9	16.2
Minimum percentage contribution to entity revenue by major customer	10.00%
Inventories valued at the lower of cost, using the LIFO method, or market	70.00%	73.00%
Inventory LIFO value over average cost	7.6	37.7
Reserves for excess and obsolete inventory	40	34.4
Depreciation expense	243.7	233.4	206.9
Capitalized interest percentage	4.21%
Impairments of goodwill	0	0	0
Probability of realizing tax benefit, minimum	50.00%
Vendor reserves	41	27.8
Cash dividends per Common Share	$ 0.78	$ 0.7	$ 0.56
Sales returns and allowances	1,651.4	1,516.2	1,391.4
Shipping and handling costs	325.7	293.5	289.7
Foreign currency translation gains/(losses)	71.1	(1)
CareFusion [Member]
Amount of transition service fee income	64.7	99.2
Amount of trade receivables purchased	460.4	605.6
Indemnification receivable	$ 263.9	$ 244.6
GPO Members [Member]
Percent of revenue	14.00%	15.00%	15.00%
Walgreens Co [Member] | Pharmaceutical [Member]
Percent of revenue	23.00%	24.00%	24.00%
Percentage of gross trade receivables	31.00%	32.00%
CVS Caremark Corporation [Member] | Pharmaceutical [Member]
Percent of revenue	22.00%	22.00%	21.00%
Percentage of gross trade receivables	20.00%	21.00%
Buildings and Improvements [Member]
Minimum useful lives for property and equipment category, in years	1
Maximum useful lives for property and equipment category, in years	50
Machinery and Equipment [Member]
Minimum useful lives for property and equipment category, in years	2
Maximum useful lives for property and equipment category, in years	20
Furniture and Fixtures [Member]
Minimum useful lives for property and equipment category, in years	3
Maximum useful lives for property and equipment category, in years	10

Acquisitions (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Kinray, Yong Yu, and P4 Healthcare [Member]	Dec. 21, 2010 Kinray [Member]	Nov. 29, 2010 Yong Yu [Member]	Jun. 30, 2011 P4 Healthcare [Member]	Jul. 31, 2011 P4 Healthcare [Member]	Jul. 15, 2010 P4 Healthcare [Member]
Increase in revenue					$ 2,900,000,000
Increase in operating earnings					61,300,000
Acquisitions, cash paid			32,000,000	128,600,000		1,300,000,000				506,100,000
Acquisitions, purchase price							457,700,000
Business acquisition, debt assumed							57,400,000
Acquisitions, contingent payments								150,000,000	100,000,000
Payment of contingent consideration	10,200,000		0	0				10,200,000
Business acquisition, contingent consideration, at fair value	75,400,000	[1]				0	0	75,400,000		92,000,000
Contingent consideration expense								16,600,000
Acquisition liabilities assumed			1,900,000	102,100,000
Amortization of acquisition-related intangible assets	$ 66,900,000		$ 10,500,000	$ 13,500,000

[1]	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.

Acquisitions (Fair Values of the Significant Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Minimum [Member] Trade Names [Member] Kinray And Yong Yu [Member] years	Jun. 30, 2011 Minimum [Member] Customer Relationships [Member] years	Jun. 30, 2011 Minimum [Member] Other [Member] years	Jun. 30, 2011 Maximum [Member] Trade Names [Member] Kinray And Yong Yu [Member] years	Jun. 30, 2011 Maximum [Member] Customer Relationships [Member] years	Jun. 30, 2011 Maximum [Member] Other [Member] years	Dec. 21, 2010 Kinray [Member] Trade Names [Member]		Nov. 29, 2010 Yong Yu [Member] Trade Names [Member]		Jul. 15, 2010 P4 Healthcare [Member] Trade Names [Member]		Dec. 21, 2010 Kinray [Member] Customer Relationships [Member]		Nov. 29, 2010 Yong Yu [Member] Customer Relationships [Member]		Jul. 15, 2010 P4 Healthcare [Member] Customer Relationships [Member]		Dec. 21, 2010 Kinray [Member] Non-Compete Agreements [Member]		Nov. 29, 2010 Yong Yu [Member] Non-Compete Agreements [Member]		Jul. 15, 2010 P4 Healthcare [Member] Non-Compete Agreements [Member]		Jun. 30, 2011 Non-Compete Agreements [Member] years	Dec. 21, 2010 Kinray [Member] Other [Member]		Nov. 29, 2010 Yong Yu [Member] Other [Member]		Jul. 15, 2010 P4 Healthcare [Member] Other [Member]		Dec. 21, 2010 Kinray [Member]	Nov. 29, 2010 Yong Yu [Member]	Jun. 30, 2011 P4 Healthcare [Member]	Jul. 15, 2010 P4 Healthcare [Member]
Acquired finite-lived intangible assets, amount											$ 16.8	[1]	$ 4.3	[1]			$ 116	[2]	$ 51.7	[2]	$ 163	[2]	$ 0	[3]	$ 0	[3]	$ 9.7	[3]		$ 0	[4]	$ 0	[4]	$ 37	[4]
Acquired indefinite-lived intangible assets, amount															16	[1]
Total identifiable intangible assets acquired																																				132.8	56		225.7
Cash and equivalents																																				0	3.9		0
Trade receivables, net																																				297.3	243.8		9.2
Inventories																																				180.8	133.1		0.1
Property and equipment, net																																				3.5	3.7		2.3
Other assets																																				18.8	52		2.8
Accounts payable																																				(268.5)	(218.8)		(1.2)
Other accrued liabilities																																				(12.4)	(55.8)		(8.3)
Short-term borrowings																																				0	(56.1)		0
Long-term obligations																																				0	(1.3)		0
Contingent consideration obligation	(75.4)	[5]																																		0	0	(75.4)	(92)
Total identifiable net assets acquired																																				352.3	160.5		138.6
Goodwill	3,845.6		2,205.4	2,196.5																																983.7	239.8		367.5
Total net assets acquired																																				$ 1,336	$ 400.3		$ 506.1
Weighted average life					2	4	2	3	15	10																			5

[1]	The weighted average lives of the trade names relating to the Kinray and Yong Yu acquisitions range from two to three years. P4 Healthcare trade names have indefinite lives.
[2]	The weighted average lives of customer relationships range from 4 to 15 years.
[3]	The weighted average life of non-compete agreements is five years.
[4]	The weighted average lives of other identified intangible assets range from 2 to 10 years.
[5]	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.

Restructuring and Employee Severance (Activity Related to Restructuring and Employee Severance Costs) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Total restructuring and employee severance	$ 15.5		$ 90.7		$ 104.7
Employee-related Costs [Member]
Total restructuring and employee severance	6.9	[1]	32.9	[1]	33.8	[1]
Facility Exit and Other Costs [Member]
Total restructuring and employee severance	8.6	[2]	57.8	[2]	70.9	[2]
Spin-Off [Member]
Total restructuring and employee severance	6.7	[3]	64.5	[3]	73.8	[3]
Costs related to the retirement of Cardinal's former CEO	18.6
Segment Realignment [Member]
Total restructuring and employee severance	$ 0	[4]	$ 2	[4]	$ 15.7	[4]

[1]	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.
[3]	We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.
[4]	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.

Restructuring and Employee Severance (Liabilities Associated with Restructuring and Employee Severance Activities) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Balance, beginning	$ 16.6		$ 25.5		$ 22.9
Additions	15.5		90.7		104.7
Payments and other adjustments	(21.5)		(99.6)		(102.1)
Balance, ending	10.6		16.6		25.5
Employee-related Costs [Member]
Balance, beginning	9.2		13.2		22.5
Additions	6.9	[1]	32.9	[1]	33.8	[1]
Payments and other adjustments	(10.1)		(36.9)		(43.1)
Balance, ending	6		9.2		13.2
Facility Exit and Other Costs [Member]
Balance, beginning	7.4		12.3		0.4
Additions	8.6	[2]	57.8	[2]	70.9	[2]
Payments and other adjustments	(11.4)		(62.7)		(59)
Balance, ending	$ 4.6		$ 7.4		$ 12.3

[1]	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Impairments and Loss on Sale of Assets (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Impairments and Loss on Sale of Assets
Impairment charge	$ 0	$ 18.1

Discontinued Operations and Assets Held for Sale (Narrative) (Details) (USD $) In Millions	3 Months Ended
	Jun. 30, 2010	Jun. 30, 2011
CareFusion [Member]
Assets from businesses held for sale	$ 0	$ 0
Liabilities from businesses held for sale	0	0
PTS Business, Martindale and SpecialtyScripts [Member]
Pre-tax gain on sale of Martindale	36.3
Assets from businesses held for sale	0	0
Liabilities from businesses held for sale	$ 0	$ 0

Discontinued Operations and Assets Held for Sale (Schedule Summarizing Income (Loss) from Discontinued Operations) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Earnings/(loss) from discontinued operations	$ (4.6)	$ (3.5)	$ 0.4	$ 0.4	$ 29.7	[1]	$ (2.4)	$ 4.3	$ 23.6	$ (7.2)		$ 55.2		$ 393.4
PTS Business and Martindale [Member]
Revenue										0	[2]	99.1		100.5
Earnings before income taxes										0.5	[2]	47		17.4
Income tax expense										0	[2]	(6.8)		(8.6)
Earnings/(loss) from discontinued operations										0.5	[2]	40.2		8.8
CareFusion [Member]
Revenue										0	[3]	592.1	[4]	3,520.9
Earnings before income taxes										0.3	[3]	43.7	[4]	507.2
Income tax expense										(8)	[3]	(28.7)	[4]	(122.6)
Earnings/(loss) from discontinued operations										$ (7.7)	[3]	$ 15	[4]	$ 384.6

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.
[2]	Reflects subsequent changes in certain estimates made at the time of sale.
[3]	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
[4]	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.

Discontinued Operations and Assets Held for Sale (Schedule Summarizing Interest Expense from Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Discontinued Operations and Assets Held for Sale
Interest expense allocated to CareFusion	$ 0	$ 12.8	$ 75.2

Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Minimum range of useful lives for intangible assets with definite lives (in years)	2
Maximum range of useful lives for intangible assets with definite lives (in years)	20

Goodwill and Other Intangible Assets (Schedule of Goodwill by Reportable Segment) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Balance, beginning	$ 2,205.4	$ 2,196.5
Goodwill acquired, net of purchase price adjustments	1,631.5	33.3
Foreign currency translation adjustments and other	8.7	(24.4)
Balance, ending	3,845.6	2,205.4
Pharmaceutical [Member]
Balance, beginning	1,248.4	1,232.8
Goodwill acquired, net of purchase price adjustments	1,598.5	33.3
Foreign currency translation adjustments and other	5.8	(17.7)
Balance, ending	2,852.7	1,248.4
Medical [Member]
Balance, beginning	957	963.7
Goodwill acquired, net of purchase price adjustments	33	0
Foreign currency translation adjustments and other	2.9	(6.7)
Balance, ending	$ 992.9	$ 957

Goodwill and Other Intangible Assets (Schedule of Intangible Assets) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Total amortized intangibles - gross	$ 536.6	$ 119.7
Total amortized intangibles - accumulated amortization	149.7	82.1
Total amortized intangibles - net	386.9	37.6
Total gross intangibles	563.1	129.9
Total accumulated amortization intangibles	149.7	82.1
Total net intangibles	413.4	47.8
Trademarks and Patents [Member]
Indefinite life intangibles	26.5	10.2
Total amortized intangibles - gross	43.4	20.3
Total amortized intangibles - accumulated amortization	25.2	14.1
Total amortized intangibles - net	18.2	6.2
Non-Compete Agreements [Member]
Total amortized intangibles - gross	14	3.8
Total amortized intangibles - accumulated amortization	5.4	2.8
Total amortized intangibles - net	8.6	1
Customer Relationships [Member]
Total amortized intangibles - gross	392.7	48.4
Total amortized intangibles - accumulated amortization	89.2	41.1
Total amortized intangibles - net	303.5	7.3
Other Intangible [Member]
Total amortized intangibles - gross	86.5	47.2
Total amortized intangibles - accumulated amortization	29.9	24.1
Total amortized intangibles - net	56.6	23.1
Unamortized Intangible [Member]
Indefinite life intangibles	$ 26.5	$ 10.2

Goodwill and Other Intangible Assets (Table of Amortization Expense) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill and Other Intangible Assets
Amortization of intangible assets	$ 67.7	$ 11.2	$ 15

Goodwill and Other Intangible Assets (Amortization Expense for the Next Five Fiscal Years) (Details) (USD $) In Millions	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Estimated amortization expense for 2012	$ 74.3
Estimated amortization expense for 2013	64.8
Estimated amortization expense for 2014	56.6
Estimated amortization expense for 2015	41.3
Estimated amortization expense for 2016	$ 34

Held-to-Maturity Investments (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Held-to-Maturity Investments
Held-to-maturity investments	$ 142	$ 0
Short-term portion of held-to-maturity investments	93.2
Long-term portion of held-to-maturity investments	$ 48.8
Investment maturity date	ranging from three to sixteen months

Long-Term Obligations and Other Short-Term Borrowings (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		12 Months Ended						0 Months Ended
	Sep. 24, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	May 12, 2011 Prior Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2011 4.00% Notes due 2015 [Member]	Dec. 31, 2010 4.625% Notes due 2020 [Member]	Jun. 30, 2011 4.625% Notes due 2020 [Member]	Jun. 30, 2011 5.50% Notes due 2013 [Member]	Jun. 30, 2011 5.65% Notes due 2012 [Member]	Jun. 30, 2011 5.80% Notes due 2016 [Member]	Jun. 30, 2011 5.85% Notes due 2017 [Member]	Jun. 30, 2011 6.00% Notes due 2017 [Member]	Feb. 15, 2011 6.75% Notes due 2011 [Member]	Jun. 30, 2011 6.75% Notes due 2011 [Member]	Sep. 24, 2010 6.75% Notes due 2011 [Member]	Jun. 30, 2011 7.80% Debentures due 2016 [Member]	Jun. 30, 2011 7.00% Debentures due 2026 [Member]	Jun. 30, 2011 Commercial Paper Program [Member]	Jun. 30, 2010 Commercial Paper Program [Member]	Jun. 30, 2011 Committed Receivables Sales Facility Program [Member]	Jun. 30, 2010 Committed Receivables Sales Facility Program [Member]	May 12, 2011 Revolving Credit Facility [Member]	Jun. 30, 2011 Revolving Credit Facility [Member]	Jun. 30, 2010 Revolving Credit Facility [Member]	Jun. 30, 2011 Short Term Credit Facilities [Member]	Jun. 30, 2010 Short Term Credit Facilities [Member]
Trade payables		$ 11,300,000,000
Aggregate purchase price of tender	1,100,000,000
Aggregate principal amount sold							500,000,000
Notes maturity date						Jun 15, 2015	Dec 15, 2020		Jun 15, 2013	Jun 15, 2012	Oct 15, 2016	Dec 15, 2017	Jun 15, 2017		Feb 15, 2011		Oct 15, 2016	Oct 15, 2026
Stated annual interest rate						4.00%	4.63%		5.50%	5.65%	5.80%	5.85%	6.00%		6.75%	6.75%	7.80%	7.00%
Use of proceeds to repay debt		228,600,000	1,485,500,000	301,400,000										219,700,000
Amount outstanding																			0	0	0	0		0	0
Maximum borrowing capacity					1,500,000,000														1,500,000,000	1,500,000,000	950,000,000		1,500,000,000			173,900,000	4,800,000
Expiration date of credit facility																							May 2016
Loss on extinguishment of debt	39,900,000	0	39,900,000	0
Early tender premium	66,400,000	0	66,400,000	0
Write-off of unamortized debt issuance costs	5,300,000
Fair value adjustment due to termination of interest rate swap	31,800,000
Cash distribution from CareFusion	1,400,000,000
Standby letters of credit		44,300,000	48,200,000
Consolidated interest coverage ratio		4-to-1
Consolidated leverage ratio		3.25-to-1
Other obligations consisting primarily of additional notes, loans and capital leases		$ 110,600,000	$ 6,100,000
Percent of principal amount required to offer to purchase notes								101.00%	101.00%	101.00%			101.00%

Long-Term Obligations and Other Short-Term Borrowings (Schedule of Long-Term Obligations and Other Short-Term Borrowings) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Other obligations	$ 110.6	$ 6.1
Total	2,502	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2
Long-term obligations, less current portion	2,175.3	1,896.1
4.00% Notes due 2015 [Member]
Notes payable	536.6	534.7
4.625% Notes due 2020 [Member]
Notes payable	500.1	0
5.50% Notes due 2013 [Member]
Notes payable	306.9	305.1
5.65% Notes due 2012 [Member]
Notes payable	211.7	216.1
5.80% Notes due 2016 [Member]
Notes payable	306.9	308.9
5.85% Notes due 2017 [Member]
Notes payable	158	158
6.00% Notes due 2017 [Member]
Notes payable	209.6	213.1
6.75% Notes due 2011 [Member]
Notes payable	0	218.7
7.80% Debentures due 2016 [Member]
Junior subordinated notes	37.1	44.1
7.00% Debentures due 2026 [Member]
Junior subordinated notes	$ 124.5	$ 124.5

Long-Term Obligations and Other Short-Term Borrowings (Maturities of Long Term Debt for the Next Five Years) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Long-Term Obligations and Other Short-Term Borrowings
2012	$ 326.7
2013	310.7
2014	1.3
2015	532.8
2016	0
Thereafter	1,330.5
Maturities of long-term obligations and other short-term borrowings	$ 2,502	$ 2,129.3

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Amount of undistributed earnings that are intended to be reinvested related to both continuing operations and discontinued operations	$ 2,100,000,000
Amount of undistributed earnings that are intended to be reinvested related to continuing operations	1,400,000,000
Anticipated repatriation of certain foreign earnings		168,300,000
Aggregate deferred tax asset	189,900,000
Tax credit carryforward, valuation allowance	142,900,000
Unrecognized tax benefits	746,800,000	730,600,000	848,800,000	762,900,000
Portion that, if recognized, would reduce tax expense and effective tax rate	332,400,000	311,300,000	610,900,000
Accrued penalties and interest	267,200,000	233,000,000	246,800,000
Interest and penalties recognized	36,000,000
Additional tax proposed in notices	849,000,000
Amount CareFusion is liable under tax matters agreement in the event amount must be paid to the taxing authority	591,500,000
Federal [Member]
Tax credit carryforward, amount	225,400,000
State [Member]
Tax credit carryforward, amount	568,900,000
International [Member]
Tax credit carryforward, amount	131,800,000
Minimum Within the Next 12 Months [Member]
Decrease in unrecognized tax benefits range	0
Maximum Within the Next 12 Months [Member]
Decrease in unrecognized tax benefits range	$ 215,000,000

Income Taxes (Schedule of Earnings Before Income Taxes and Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
U.S. Operations	$ 1,299.5	$ 979.6	$ 959.2
Non-U.S. Operations	218.8	232	200.6
Earnings before income taxes and discontinued operations	$ 1,518.3	$ 1,211.6	$ 1,159.8

Income Taxes (Schedule of Income Taxes Current and Deferred) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Current federal	$ 387.5	$ 429.4	$ 192.2
Current state and local	19.7	63.3	45.6
Current non-U.S.	16.9	11.7	14.4
Current total	424.1	504.4	252.2
Deferred federal	92.5	103	125
Deferred state and local	28.6	18.2	23
Deferred non-U.S.	6.9	(1)	1.4
Deferred total	128	120.2	149.4
Total provision	$ 552.1	$ 624.6	$ 401.6

Income Taxes (Schedule of Reconciliation of Federal Statutory Income Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Provision at Federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit	2.20%	4.70%	1.80%
Foreign tax rate differential	(2.50%)	(3.30%)	(3.80%)
Nondeductible/nontaxable items	0.60%	0.20%	1.60%
Deferred state tax rate adjustment	0.40%	(0.50%)	1.50%
Change in measurement of an uncertain tax position	2.40%	1.30%	0.00%
Valuation allowances	(0.60%)	(2.30%)	(3.10%)
Unremitted foreign earnings	(0.10%)	13.90%	0.00%
Other	(1.00%)	2.60%	1.60%
Effective income tax rate	36.40%	51.60%	34.60%
Income tax expense on sale	$ 552.1	$ 624.6	$ 401.6

Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Income Taxes
Deferred income tax assets, Receivable basis difference	$ 46	$ 43.5
Deferred income tax assets, Accrued liabilities	104.9	132.1
Deferred income tax assets, Share-based compensation	96.6	112.6
Deferred income tax assets, Loss and tax credit carryforwards	198.9	206.1
Deferred income tax assets, Deferred tax assets related to uncertain tax positions	157	152.7
Deferred income tax assets, other	97	113.2
Total deferred income tax assets	700.4	760.2
Valuation allowance for deferred income tax assets	(157.7)	(182.6)
Net deferred income tax assets	542.7	577.6
Deferred income tax liabilities, Inventory basis differences	(980.1)	(878.7)
Deferred income tax liabilities, Property-related	(159.3)	(156.8)
Deferred income tax liabilities, Goodwill and other intangibles	(69.4)	(66.1)
Deferred income tax liabilities, Unremitted foreign earnings	(140)	(142)
Deferred income tax liabilities, Other	(3.1)	(3.7)
Total deferred income tax liabilities	(1,351.9)	(1,247.3)
Net deferred income tax liabilities	$ (809.2)	$ (669.7)

Income Taxes (Schedule of Deferred Tax Assets and Liabilities after Netting by Tax Jurisdiction) (Details) (USD $) In Millions	Jun. 30, 2011		Jun. 30, 2010
Income Taxes
Current deferred tax asset	$ 29.2	[1]	$ 42.5	[1]
Non current deferred tax asset	9.5	[2]	3.5	[2]
Current deferred tax liability	(762.9)	[3]	(616.8)	[3]
Non current deferred tax asset (liability)	(85)	[4]	(98.9)	[4]
Net deferred income tax liabilities	$ (809.2)		$ (669.7)

[1]	Included in "Prepaid Expenses and Other" in our consolidated balance sheets.
[2]	Included in "Other Assets" in our consolidated balance sheets.
[3]	Included in "Other Accrued Liabilities" in our consolidated balance sheets.
[4]	Included in "Deferred Income Taxes and Other Liabilities" in our consolidated balance sheets.

Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Balance at beginning of fiscal year	$ 730.6	$ 848.8	$ 762.9
Additions for tax positions of the current year	15.9	43.1	64.5
Additions for tax positions of prior years	58.3	90	118.7
Reductions for tax positions of prior years	(20.1)	(240)	(54.3)
Settlements with tax authorities	(35.8)	(10.7)	(37.8)
Expiration of the statute of limitations	(2.1)	(0.6)	(5.2)
Balance at end of fiscal year	$ 746.8	$ 730.6	$ 848.8

Commitments, Contingent Liabilities and Litigation (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Commitments, Contingent Liabilities and Litigation
Rental expense relating to operating leases	$ 78.8	$ 80.3	$ 84.7
Income from insurance proceeds released from escrow		27.2
Insurance policies recognized in litigation (recoveries)/charges		25.7
Accrued interest income recognized as interest expense, net		1.5
Gain related to antitrust litigation settlement		$ 40.8

Commitments, Contingent Liabilities and Litigation (Minimum Rental Payments) (Details) (USD $) In Millions	Jun. 30, 2011
Commitments, Contingent Liabilities and Litigation
Future minimum rental payments due, 2012	$ 72.2
Future minimum rental payments due, 2013	58.4
Future minimum rental payments due, 2014	38.3
Future minimum rental payments due, 2015	27.4
Future minimum rental payments due, 2016	19.2
Future minimum rental payments due, thereafter	39.3
Future minimum rental payments due	$ 254.8

Financial Instruments (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Aug. 05, 2011	Jun. 30, 2011
Notional Amount, Pay-floating interest rate swaps	$ 1,000	$ 640	$ 250
Cross currency swap settlement	42.5
Fair Value Hedges [Member]
Notional Amount, Pay-floating interest rate swaps	$ 1,006		$ 1,256

Financial Instruments (Fair Value of Assets and Liabilities Related to Derivative Financial Instruments) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Total assets	$ 35.7	$ 27.3
Total liabilities	3.6	1.1
Prepaid Expenses and Other [Member] | Pay-Floating Interest Rate Swaps [Member]
Derivative assets designated as hedging instruments	32.4	23.4
Prepaid Expenses and Other [Member] | Foreign Currency Contracts [Member]
Derivative assets designated as hedging instruments	0.8	3.9
Prepaid Expenses and Other [Member] | Commodity Contracts [Member]
Derivative assets designated as hedging instruments	2.5	0
Other Accrued Liabilities [Member] | Commodity Contracts [Member]
Derivative liabilities not designated as hedging instruments	0.7	0
Deferred Income Taxes and Other Liabilities [Member] | Foreign Currency Contracts [Member]
Derivative liabilities designated as hedging instruments	$ 2.9	$ 1.1

Financial Instruments (Fair Value Hedges Outstanding) (Details) (USD $) In Millions	Aug. 05, 2011	Jun. 30, 2011	Jun. 30, 2010
Notional Amount, Pay-floating interest rate swaps	$ 640	$ 250	$ 1,000
Fair Value Hedges [Member]
Notional Amount, Pay-floating interest rate swaps		$ 1,256	$ 1,006
Fair Value Hedges [Member] | Pay-Floating Interest Rate Swaps [Member] | Beginning of Range [Member]
Maturity Date		Jun 1, 2012	Jun 1, 2012
Fair Value Hedges [Member] | Pay-Floating Interest Rate Swaps [Member] | End of Range [Member]
Maturity Date		Dec 1, 2020	Jun 1, 2015

Financial Instruments (Gain/(Loss) Recognized in Earnings for Interest Rate Swaps Designated as Fair Value Hedges ) (Details) (Interest Expense, Net [Member], USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pay-Floating Interest Rate Swaps [Member]
Gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges	$ 36.2	$ 47.3	$ 21.6
Fixed-Rate Debt [Member]
Gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges	$ (36.2)	$ (47.3)	$ (21.6)

Financial Instruments (Cash Flow Hedges Outstanding ) (Details) (Cash Flow Hedges [Member], USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Notional Amount, Foreign currency contracts	163	145.7
Notional Amount, Commodity contracts	22.4	24.2
Foreign Currency Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul 1, 2011	Jul 1, 2010
Commodity Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul 1, 2011	Jul 1, 2010
Foreign Currency Contracts [Member] | End of Range [Member]
Maturity Date	Jun 1, 2012	Jun 1, 2011
Commodity Contracts [Member] | End of Range [Member]
Maturity Date	Mar 1, 2014	Jun 1, 2013

Financial Instruments (Gain/(Loss) Recognized in OCI for Derivative Instruments Designated as Cash Flow Hedges) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Foreign Currency Contracts [Member]
Gain/(loss) recognized in OCI for derivative instruments designated as cash flow hedges	$ (1.8)	$ 2.6
Commodity Contracts [Member]
Gain/(loss) recognized in OCI for derivative instruments designated as cash flow hedges	$ 2.5	$ 0

Financial Instruments (Gain/(Loss) Reclassified from Accumulated OCI into Earnings for Derivative Instruments Designated as Cash Flow Hedges) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Interest Expense, Net [Member] | Pay-Fixed Interest Rate Swaps [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	$ 0	$ (2.1)	$ (7.6)
Foreign Currency Contracts [Member] | Revenue [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	0.3	0	0
Foreign Currency Contracts [Member] | Cost of Products Sold [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	(2.7)	(10.5)	10.9
Foreign Currency Contracts [Member] | SG&A Expenses [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	3.1	1.4	(4)
Commodity Contracts [Member] | SG&A Expenses [Member]
Gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges	$ 1.6	$ 0.2	$ (0.6)

Financial Instruments (Non-Designated Hedges Outstanding) (Details) (Non-designated [Member], USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Commodity Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul 1, 2011
Commodity Contracts [Member] | End of Range [Member]
Maturity Date	Jun 1, 2012
Foreign Currency Contracts [Member]
Notional Amount, Foreign currency contracts, non-designated	$ 391.8	$ 472.6
Maturity Date	Jul 1, 2011	Jul 1, 2010
Commodity Contracts [Member]
Notional Amount, Commodity contracts, non-designated	$ 10	$ 0

Financial Instruments (Summary of Gain/(Loss) Recognized in Earnings for Economic (Non-Designated) Derivative Instruments) (Details) (Non-designated [Member], Other Income/Expense Net [Member], USD  $)
In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Foreign Currency Contracts [Member]
Gain (loss) recognized in earnings for derivative instruments	$ 36.2	$ 23.7	$ (8.6)
Commodity Contracts [Member]
Gain (loss) recognized in earnings for derivative instruments	$ (1.1)	$ 0	$ 0

Financial Instruments (Summary of Estimated Fair Value of Our Long-Term Obligations and Other Short-Term Borrowings) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Financial Instruments
Long-term obligations and other short-term borrowings	$ 2,619.4	$ 2,310.4
Carrying amount	$ 2,502	$ 2,129.3

Financial Instruments (Summary of Fair Value Gain/(Loss) of Derivative Instruments) (Details) (USD $) In Millions	Aug. 05, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Interest Rate Swaps [Member]	Jun. 30, 2010 Interest Rate Swaps [Member]	Jun. 30, 2011 Foreign Currency Contracts [Member]	Jun. 30, 2010 Foreign Currency Contracts [Member]	Jun. 30, 2011 Commodity Contracts [Member]	Jun. 30, 2010 Commodity Contracts [Member]
Notional Amount, Pay-floating interest rate swaps	$ 640	$ 250	$ 1,000	$ 1,256	$ 1,006
Notional Amount, Foreign currency contracts						554.8	618.3
Notional Amount, Commodity contracts								32.4	24.2
Fair Value Gain/(Loss)				$ 32.4	$ 23.4	$ (2.1)	$ 2.8	$ 1.8	$ 0

Fair Value Measurements (Fair Value of Assets and (Liabilities) Measured on a Recurring Basis) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009	Jun. 30, 2011 P4 Healthcare [Member]	Jul. 15, 2010 P4 Healthcare [Member]	Jun. 30, 2011 Fair Value Measurements, Inputs, Level 1 [Member]		Jun. 30, 2010 Fair Value Measurements, Inputs, Level 1 [Member]		Jun. 30, 2011 Fair Value Measurements, Inputs, Level 2 [Member]		Jun. 30, 2010 Fair Value Measurements, Inputs, Level 2 [Member]		Jun. 30, 2011 Fair Value Measurements, Inputs, Level 3 [Member]		Jun. 30, 2010 Fair Value Measurements, Inputs, Level 3 [Member]
Cash Equivalents	$ 1,065.6	[1]	$ 2,019	[1]				$ 1,065.6	[1]	$ 2,019	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]
Investment in CareFusion			691.5	[2]						691.5	[2]			0	[2]			0	[2]
Forward Contracts	32.1	[3]	26.2	[3]				0	[3]	0	[3]	32.1	[3]	26.2	[3]	0	[3]	0	[3]
Other Investments	79.7	[4]	71.3	[4]				79.7	[4]	71.3	[4]	0	[4]	0	[4]	0	[4]	0	[4]
Contingent consideration obligation	(75.4)	[5]				(75.4)	(92)	0	[5]			0	[5]			(75.4)	[5]
Total	1,102		2,808					1,145.3		2,781.8		32.1		26.2		(75.4)		0
Contingent consideration expense						16.6
Payment of contingent consideration	$ 10.2		$ 0		$ 0	$ 10.2

[1]	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.
[2]	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.
[3]	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
[4]	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
[5]	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.

Shareholders' Equity (Details) (USD $) In Millions, except Share data	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2010	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Common Shares, authorized			755,000,000	755,000,000
Common Shares, par value
Preferred Shares, authorized			500,000	500,000
Preferred Shares, par value
Treasury stock value acquired cost method 3 year aggregate			$ 500
New share repurchase program authorization amount	750		750
Aggregate common shares repurchased through share repurchase programs		7,500,000		7,400,000	0
Treasury shares acquired		250	249.9	249.9
Value of unsettled shares in period				$ 19.8
Average price paid per common share for all common shares repurchased			$ 33.22	$ 33.85
Share repurchase program expiration date	Nov 30, 2013
Common Class A [Member]
Voting rights per share			one vote
Common Shares, authorized			750,000,000	750,000,000
Common Shares, par value
Common Class B [Member]
Voting rights per share			one-fifth of one vote
Common Shares, authorized			5,000,000	5,000,000
Common Shares, par value

Earnings Per Share (Reconciliation of Common Shares Used to Compute Basic EPS and Diluted EPS) (Details) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share
Weighted-average Common Shares-basic	348.6	358.8	357.6
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9
Weighted-average Common Shares-diluted	352.5	361.4	361.5

Earnings Per Share (Schedule of Anti-dilutive Securities) (Details) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share
Anti-dilutive securities	11.4	19	28.8

Segment Information (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Spin-Off costs included in selling, general, and administrative expense and not allocated to segments	$ 9.6	$ 10.8
Corporate [Member]
Project costs on incremental strategic investment	$ 13.8	$ 26.5

Segment Information (Revenue for Each Reportable Segment) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment revenue										$ 102,665		$ 98,540		$ 96,022.2
Corporate										(20.8)	[1]	(37.2)	[1]	(30.7)	[1]
Total consolidated revenue	26,763.5	26,071.4	25,371.8	24,437.5	24,459.6	[2]	24,342.8	24,919.7	24,780.7	102,644.2		98,502.8		95,991.5
Pharmaceutical [Member]
Segment revenue										93,743.5	[3]	89,789.9	[3]	87,862.9	[3]
Medical [Member]
Segment revenue										$ 8,921.5	[4]	$ 8,750.1	[4]	$ 8,159.3	[4]

[1]	Corporate revenue consists of the elimination of inter-segment revenue.
[2]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.
[3]	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
[4]	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.

Segment Information (Segment Profit by Reportable Segment) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment profit	$ 1,701.6	$ 1,440	$ 1,434.1
Corporate	(187.6)	(133.1)	(146.7)
Total consolidated operating earnings	1,514	1,306.9	1,287.4
Pharmaceutical [Member]
Segment profit	1,328.9	1,011.4	1,048.4
Medical [Member]
Segment profit	$ 372.7	$ 428.6	$ 385.7

Segment Information (Depreciation and Amortization Expense) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total depreciation and amortization expense	$ 313.3	$ 254.4	$ 225.8
Pharmaceutical [Member]
Total depreciation and amortization expense	42.2	41.3	37.9
Medical [Member]
Total depreciation and amortization expense	61.9	62.9	69.6
Corporate [Member]
Total depreciation and amortization expense	$ 209.2	$ 150.2	$ 118.3

Segment Information (Capital Expenditures) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total capital expenditures	$ 291.3	$ 260.3	$ 421.2
Pharmaceutical [Member]
Total capital expenditures	55	32.5	105.3
Medical [Member]
Total capital expenditures	122.6	81.2	59.1
Corporate [Member]
Total capital expenditures	$ 113.7	$ 146.6	$ 256.8

Segment Information (Total Assets by Segment) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total consolidated assets	$ 22,845.9	$ 19,990.2	$ 25,118.8
Pharmaceutical [Member]
Segment assets	16,125.9	12,102.9	12,638.9
Medical [Member]
Segment assets	3,894.8	3,867.5	3,759.8
Corporate [Member]
Segment assets	$ 2,825.2	$ 4,019.8	$ 8,720.1

Segment Information (Revenue and Net Property and Equipment by Geographic Area) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenue, Total	$ 26,763.5	$ 26,071.4	$ 25,371.8	$ 24,437.5	$ 24,459.6	[1]	$ 24,342.8	$ 24,919.7	$ 24,780.7	$ 102,644.2	$ 98,502.8	$ 95,991.5
Property and equipment, net	1,512.2				1,468.8					1,512.2	1,468.8	1,464.5
United States [Member]
Revenue, United States										101,080.2	97,662.7	95,248.2
Property and Equipment, Net, United States	1,397.6				1,355					1,397.6	1,355	1,346.7
International [Member]
Revenue, International										1,564	840.1	743.3
Property and Equipment, Net, International	$ 114.6				$ 113.8					$ 114.6	$ 113.8	$ 117.8

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.

Share-Based Compensation and Savings Plans (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2008	Jun. 30, 2007
Vesting period of plans, in years			three	four
Exercisable period of plans (in years)	7
Number of stock options exchanged		9.8
Number of new options issued		1.4
Exercise price of new options		$ 31.27
Minimum vesting condition for stock options exchange program, in months		12
Incremental compensation cost		$ 0.6
Restricted Share and Share Units [Member]
Vesting period of plans, in years				three

Share-Based Compensation and Savings Plans (Total Share-Based Payment Compensation by Type of Award) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2009
Total share-based compensation	$ 79.5	$ 99.5	[1],[2]	$ 109.9	[3],[4]
Spin-Off [Member] | Charged to Restructuring and Employee Severance [Member]
Total share-based compensation		9.9		4.9
Tax benefit		5.7		2.6
Restricted Share and Share Unit Expense [Member]
Total share-based compensation	52.2	56.8	[1],[2]	62.8	[3],[4]
Employee Stock Option Expense [Member]
Total share-based compensation	25.9	41	[1],[2]	36.6	[3],[4]
Employee Stock Purchase Plan Expense [Member]
Total share-based compensation	0	1.1	[1],[2]	12.6	[3],[4]
Stock Appreciation Right (Income)/Expense [Member]
Total share-based compensation	1.4	0.6	[1],[2]	(2.1)	[3],[4]
Charged to Discontinued Operations [Member]
Total share-based compensation		2.3		14.1
Tax benefit		$ 1.5		$ 6.3

[1]	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
[2]	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
[3]	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
[4]	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.

Share-Based Compensation and Savings Plans (Tax Benefit from Continuing Operations Related to Share-based Compensation) (Details) (Continuing Operations [Member], USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Continuing Operations [Member]
Tax benefit from continuing operations related to share based compensation	$ 28.9	$ 36.1	$ 37.3

Share-Based Compensation and Savings Plans (Summary of All Stock Option Transactions, Retroactively Adjusted for Conversion of Options in Connection with Acquisitions and Stock Splits) (Details) (USD  $)
In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Share-Based Compensation and Savings Plans
Stock Options Outstanding, Beginning Balance	24.1	[1]	29.4	[1]
Stock Options Outstanding, Granted	4.1	[1]	7.2	[1]
Stock Options Outstanding, Exercised	(2.6)	[1]	(1.4)	[1]
Stock Options Outstanding, Canceled and forfeited	(2.5)	[1]	(11.1)	[1]
Stock Options Outstanding, Ending Balance	23.1	[1]	24.1	[1]
Stock Options Outstanding, Exercisable at June 30, 2011	15.2	[1]
Weighted Average Exercise Price Per Common Share, Beginning Balance	$ 37.88	[2]	$ 59.25	[2]
Weighted Average Exercise Price Per Common Share, Granted	$ 31.07	[2]	$ 28.09	[2]
Weighted Average Exercise Price Per Common Share, Exercised	$ 30.16	[2]	$ 27.04	[2]
Weighted Average Exercise Price Per Common Share, Canceled and forfeited	$ 43.34	[2]	$ 62.46	[2]
Weighted Average Exercise Price Per Common Share, Ending Balance	$ 37.02	[2]	$ 37.88	[2]
Weighted Average Exercise Price Per Common Share, Exercisable at June 30, 2011	$ 40.73	[2]
Weighted Average Remaining Contractual Life in Years, Beginning Balance	3.9		3.9
Weighted Average Remaining Contractual Life in Years, Ending Balance	3.6		3.9
Weighted Average Remaining Contractual Life in Years, Exercisable at June 30, 2011	2.6
Aggregate Intrinsic Value, Beginning Balance	$ 56.9		$ 1.8
Aggregate Intrinsic Value, Ending Balance	217		56.9
Aggregate Intrinsic Value, Exercisable at June 30, 2011	$ 93.8

[1]	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
[2]	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.

Share-Based Compensation and Savings Plans (Additional Data for All Stock Option Activity) (Details) (Employee Stock Option [Member], USD  $)
In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Employee Stock Option [Member]
Weighted-average grant date fair value per stock option	$ 6.4	[1]	$ 6.44	[1]	$ 13.67	[1]
Aggregate intrinsic value of exercised options	$ 25.8		$ 7.3		$ 14
Cash received upon exercise	63		40		39.2
Cash tax disbursements realized related to exercise	(13.7)		(16.1)		(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	$ 28.7		$ 32		$ 54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7		1.9		1.4

[1]	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.

Share-Based Compensation and Savings Plans (Range of Assumptions Used For Options Valued) (Details)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2009
Lower Limit [Member]
Risk-free interest rate	1.22%	1.93%	[1]	1.52%
Expected life in years	4.8	4.4	[1]	4.5
Expected volatility	27.00%			27.00%
Dividend yield	2.17%	1.96%	[1]	1.00%
Upper Limit [Member]
Risk-free interest rate	1.70%	2.47%	[1]	3.48%
Expected life in years	5.2	5.2	[1]	7
Expected volatility	32.00%	32.00%	[1]	30.00%
Dividend yield	2.52%	2.76%	[1]	2.33%

[1]	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.

Share-Based Compensation and Savings Plans (Summary of All Activity Related to Restricted Shares and Restricted Share Units) (Details) (Restricted Share and Share Units [Member], USD  $)
In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Restricted Share and Share Units [Member]
Shares Nonvested, beginning balance	3.3	[1]	3.1	[1]
Shares, Granted	2	[1]	2.1	[1]
Shares, Vested	(1.4)	[1]	(1.6)	[1]
Shares, Canceled and forfeited	(0.3)	[1]	(0.3)	[1]
Shares Nonvested, ending balance	3.6	[1]	3.3	[1]
Weighted Average Grant Date Fair Value Per Share, Nonvested beginning balance	$ 33.33	[2]	$ 57.1	[2]
Weighted Average Grant Date Fair Value Per Share, Granted	$ 31.42	[2]	$ 27.43	[2]
Weighted Average Grant Date Fair Value Per Share, Vested	$ 36.11	[2]	$ 51.11	[2]
Weighted Average Grant Date Fair Value Per Share, Canceled and forfeited	$ 32.45	[2]	$ 42.94	[2]
Weighted Average Grant Date Fair Value Per Share, Nonvested ending balance	$ 31.31	[2]	$ 33.33	[2]

[1]	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
[2]	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.

Share-Based Compensation and Savings Plans (Additional Data for All Restricted Shares and Restricted Share Units Activity) (Details) (Restricted Share and Share Units [Member], USD  $)
In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Restricted Share and Share Units [Member]
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$ 55.9	$ 57.5	$ 100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8

Share-Based Compensation and Savings Plans (Summary of Share-Based Payment Awards Outstanding) (Details) In Millions	Jun. 30, 2011
CareFusion Awards Restricted Shares and Share Units [Member]
Held by our employees and former employees	0
CareFusion Awards Stock Options [Member]
Held by our employees and former employees	5.9
Cardinal Health Awards Restricted Shares and Share Units [Member]
Held by our employees and former employees	3.6
Held by CareFusion employees	0
Total	3.6
Cardinal Health Awards Stock Options [Member]
Held by our employees and former employees	21.8
Held by CareFusion employees	1.3
Total	23.1

Share-Based Compensation and Savings Plans (Total Expense for Retirement Benefit Plans) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-Based Compensation and Savings Plans
Employee retirement savings plans expense	$ 69.9	$ 84.3	$ 72.4

Selected Quarterly Financial Data (Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Selected Quarterly Financial Data
Revenue	$ 26,763.5	$ 26,071.4	$ 25,371.8	$ 24,437.5	$ 24,459.6	[1]	$ 24,342.8	$ 24,919.7	$ 24,780.7	$ 102,644.2	$ 98,502.8	$ 95,991.5
Gross margin	1,043.4	1,162.2	994.2	962.2	904.1	[1]	1,010.1	957.7	908.8	4,162	3,780.7	3,747.5
Distribution, selling, general and administrative expenses	670.2	669.5	606.7	581.5	585.8	[1]	625.9	602.6	583.3	2,527.9	2,397.5	2,320
Earnings from continuing operations	207.3	249.5	215	294.4	193.8	[1]	224.8	230.2	(61.8)	966.2	587	758.2
Earnings/(loss) from discontinued operations	(4.6)	(3.5)	0.4	0.4	29.7	[1]	(2.4)	4.3	23.6	(7.2)	55.2	393.4
Net earnings	202.7	246	215.4	294.8	223.5	[1]	222.4	234.5	(38.2)	959	642.2	1,151.6
Basic	$ 0.59	$ 0.72	$ 0.62	$ 0.84	$ 0.54	[1]	$ 0.63	$ 0.64	$ (0.17)	$ 2.75	$ 1.79	$ 3.22
Diluted	$ 0.58	$ 0.71	$ 0.61	$ 0.84	$ 0.54	[1]	$ 0.62	$ 0.64	$ (0.17)	$ 2.72	$ 1.77	$ 3.18
Fourth quarter 2010 income tax expense out of period items total					14.7
Fourth quarter 2010 income tax expenses out of period items pertaining to first three quarters of 2010					5.1
Fourth quarter 2010 income tax expenses out of period items pertaining to fiscal 2009					$ 9.6

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.

Subsequent Events (Narrative) (Details) (USD $) In Millions, except Per Share data	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2010	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Aug. 05, 2011
Aggregate common shares repurchased through share repurchase programs		7.5		7.4	0
Shares repurchased subsequent to June 30, 2011			$ 300
New share repurchase program authorization amount	750		750
Average price paid per common share for all common shares repurchased			$ 33.22	$ 33.85
Notional amount of interest rate derivatives			250	1,000		640
Net settlement proceeds of pay floating interest rate swaps terminated						$ 33.7
Activity Subsequent to Current Fiscal Year [Member]
Aggregate common shares repurchased through share repurchase programs			6.7
July and August of 2012 [Member]
Average price paid per common share for all common shares repurchased			$ 44.89

Valuation And Qualifying Accounts (Narrative) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Balance at Beginning of Period	$ 140.1	[1]	$ 117.6	[1]	$ 113.9	[1]
Charged to Costs and Expenses	27.2	[1]	26.8	[1]	51.4	[1]
Charged to Other Accounts	4.6	[1],[2]	4.2	[1],[2]	0.6	[1],[2]
Deductions	(21.9)	[1],[3]	(8.5)	[1],[3]	(48.3)	[1],[3]
Balance at End of Period	150	[1]	140.1	[1]	117.6	[1]
Recoveries of amounts provided for or written off in prior years	0.3		4.2		0.5
Accounts Receivable [Member]
Balance at Beginning of Period	123.5	[1]	103.3	[1]	101.8	[1]
Charged to Costs and Expenses	23.4	[1]	24.3	[1]	46.7	[1]
Charged to Other Accounts	4.6	[1],[2]	4.1	[1],[2]	0.2	[1],[2]
Deductions	(17)	[1],[3]	(8.2)	[1],[3]	(45.4)	[1],[3]
Balance at End of Period	134.5	[1]	123.5	[1]	103.3	[1]
Finance Notes Receivable [Member]
Balance at Beginning of Period	16.2	[1]	13.7	[1]	11.5	[1]
Charged to Costs and Expenses	3.6	[1]	2.7	[1]	4.6	[1]
Charged to Other Accounts	0	[1],[2]	0.1	[1],[2]	0.4	[1],[2]
Deductions	(4.9)	[1],[3]	(0.3)	[1],[3]	(2.8)	[1],[3]
Balance at End of Period	14.9	[1]	16.2	[1]	13.7	[1]
Net Investment in Sales-Type Leases [Member]
Balance at Beginning of Period	0.4	[1]	0.6	[1]	0.6	[1]
Charged to Costs and Expenses	0.2	[1]	(0.2)	[1]	0.1	[1]
Charged to Other Accounts	0	[1],[2]	0	[1],[2]	0	[1],[2]
Deductions	0	[1],[3]	0	[1],[3]	(0.1)	[1],[3]
Balance at End of Period	$ 0.6	[1]	$ 0.4	[1]	$ 0.6	[1]

[1]	Amounts included herein pertain to the continuing operations of the Company.
[2]	During fiscal 2011, 2010 and 2009 recoveries of amounts provided for or written off in prior years were $0.3 million, $4.2 million and $0.5 million, respectively.
[3]	Write-off of uncollectible accounts.